UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21349

Name of Fund:  BlackRock Limited Duration Income Trust (BLW)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Shares	Value
Common Stocks — 0.6%

Chemicals — 0.0%
LyondellBasell Industries NV, Class A		37	$4,148

Diversified Financial Services — 0.5%
Kcad Holdings I Ltd.(a)(b)		546,753,936	3,307,861

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)		8,511	128

Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment Corp.(b)		8,330	101,210

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(a)(b)(j)		3,155	—

Metals & Mining — 0.0%
Ameriforge Group, Inc.		801	46,058

Utilities — 0.1%
Texgen LLC(a)(b)		7,331	249,254

Total Common Stocks — 0.6% (Cost — $6,481,691)			3,708,659

		Par (000)
Asset-Backed Securities — 13.0%

Asset-Backed Securities — 12.9%
AIMCO CLO, Series 2014-AA, Class DR, (3 mo. LIBOR US + 3.25%), 5.61%, 07/20/26(c)(d)	USD	250	250,126
Allegro CLO II Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 3.85%), 6.21%, 01/21/27(c)(d)		1,000	1,001,185
ALM VI Ltd., Series 2012-6A(c):
Class B2RR, (3 mo. LIBOR US + 2.05%), 3.77%, 07/15/26(d)		1,000	1,000,212
Class BR3, 1.00%, 07/15/26(e)		1,000	1,000,000
ALM XII Ltd., Series 2015-12A, Class C1R2, 4.74%, 04/16/27(a)(c)(e)		1,000	999,500
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class C2R, (3 mo. LIBOR US + 3.20%), 5.55%, 07/15/27(c)(d)		270	270,204
ALM XVII Ltd., Series 2015-17A, Class D, (3 mo. LIBOR US + 6.35%), 8.70%, 01/15/28(c)(d)(f)		1,000	1,003,391
AmeriCredit Automobile Receivables, Series 2014-3, Class C, 2.58%, 09/08/20		3,846	3,845,822
AMMC CLO Ltd.(c)(d):
Series 2014-15A, Class D, (3 mo. LIBOR US + 4.20%), 6.26%, 12/09/26		2,000	2,017,006
Series 2016-18A, Class E1, (3 mo. LIBOR US + 6.67%), 8.99%, 05/26/28(f)		500	500,134

Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO Ltd.(c):
Series 2014-3RA, Class E, 7.86%, 01/28/31(e)	USD	850	$836,970
Series 2014-4RA, Class D, 4.96%, 01/28/31(e)		250	248,909
Series 2014-5RA, Class E, 7.75%, 01/15/30(e)		860	863,171
Series 2015-7A, Class DR, 5.05%, 10/15/27(e)		1,000	992,919
Series 2016-8A, Class E, (3 mo. LIBOR US + 6.50%), 8.86%, 07/28/28(d)		1,000	1,006,946
Series 2016-9A, Class D, (3 mo. LIBOR US + 4.00%), 6.35%, 01/15/29(d)		350	352,596
Ares XL CLO Ltd., Series 2016-40A, Class D, (3 mo. LIBOR US + 6.60%), 8.95%, 10/15/27(c)(d)		500	507,356
Battalion CLO XI Ltd., Series 2017-11A, Class E, 8.34%, 10/24/29(c)(e)		325	326,878
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class D, 8.76%, 10/15/30(c)(e)		500	510,303
BlueMountain CLO Ltd., Series 2012-2A, Class DR, (3 mo. LIBOR US + 4.15%), 6.48%, 11/20/28(c)(d)		1,000	1,008,480
Carlyle Global Market Strategies CLO Ltd.(c)(d):
Series 2014-3A, Class D1, (3 mo. LIBOR US + 5.10%), 7.47%, 07/27/26		1,000	1,000,133
Series 2014-4A, Class E, (3 mo. LIBOR US + 5.20%), 7.55%, 10/15/26		500	500,450
Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.00%), 4.36%, 04/20/27		600	600,641
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 01/25/30(c)		581	541,074
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(c)		3,060	3,065,981
Dryden 64 CLO Ltd., Series 2018-64A, Class D, 4.87%, 04/18/31(a)(c)(e)		250	248,750
Galaxy CLO Ltd., Series 2015-21A, 7.61%, 04/20/31(c)(e)		500	485,560
Highbridge Loan Management Ltd., Series 5A-2015, Class E, (3 mo. LIBOR US + 5.35%), 7.71%, 01/29/26(c)(d)		1,000	1,001,382
HPS Loan Management Ltd., Series 9A-2016, Class D2, (3 mo. LIBOR US + 6.45%), 8.81%, 07/19/27(c)(d)		1,000	1,006,132

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 05/20/26(c)	USD	2,240	$2,224,476
Litigation Fee Residual Funding, 4.00%, 10/30/27(a)		1,396	1,393,746
Madison Park Funding X Ltd., Series 2012-10A, Class ER, (3 mo. LIBOR US + 7.62%), 9.98%, 01/20/29(c)(d)		500	514,191
Madison Park Funding XI Ltd., Series 2013-11A, Class ER, 8.81%, 07/23/29(c)(e)		250	250,941
Madison Park Funding XIII Ltd., Series 2014-13A, Class ER, 8.11%, 04/19/30(a)(c)(e)		1,250	1,252,789
Madison Park Funding XIV Ltd., Series 2014-14A, Class E, (3 mo. LIBOR US + 4.75%), 7.11%, 07/20/26(c)(d)		1,000	1,003,345
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 4.57%, 01/27/26(c)(d)		1,500	1,502,249
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, 7.35%, 01/15/28(c)(e)		1,250	1,251,196
Oaktree CLO Ltd., Series 2015-1A, Class DR, 7.56%, 10/20/27(c)(e)		500	500,085
Octagon Investment Partners LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 8.66%, 07/20/30(c)(d)		500	509,787
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 07/18/25(c)		4,000	3,992,011
OZLM IX Ltd., Series 2014-9A Class CR, (3 mo. LIBOR US + 3.55%), 5.91%, 01/20/27(c)(d)		1,000	1,001,306
OZLM VII Ltd., Series 2014-7A, Class CR, (3 mo. LIBOR US + 3.50%), 5.85%, 07/17/26(c)(d)		250	250,445
OZLM VIII Ltd., Series 2014-8A(c)(d):
Class BR, (3 mo. LIBOR US + 2.25%), 4.60%, 10/17/26		2,500	2,502,513
Class CR, (3 mo. LIBOR US + 3.40%), 5.75%, 10/17/26		500	500,713
OZLM XII Ltd., Series 2015-12A, Class C, (3 mo. LIBOR US + 3.70%), 6.06%, 04/30/27(c)(d)		1,000	1,001,245
OZLM XIX Ltd., Series 2017-19A, Class D, 8.95%, 11/22/30(c)(e)		500	516,345
OZLM XV Ltd., Series 2016-15A, Class C, (3 mo. LIBOR US + 4.00%), 6.36%, 01/20/29(c)(d)		1,000	1,011,004
OZLM XXI, Series 2017-21A, Class D, 7.29%, 01/20/31(c)(e)		500	502,213

Security		Par (000)	Value
Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, 8.05%, 11/14/29(c)(e)	USD	1,750	$1,767,546
Regatta V Funding Ltd., Series 2014-1A, Class BR, (3 mo. LIBOR US + 2.30%), 4.66%, 10/25/26(c)(d)		2,000	2,002,913
Rockford Tower CLO Ltd.(c)(d):
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.25%), 5.60%, 04/15/29		250	250,376
Series 2017-2A, Class D, (3 mo. LIBOR US + 3.45%), 5.80%, 10/15/29		500	503,058
Santander Drive Auto Receivables Trust:
Series 2014-3, Class D, 2.65%, 08/17/20		3,607	3,606,888
Series 2014-4, Class C, 2.60%, 11/16/20		694	694,034
Series 2014-4, Class D, 3.10%, 11/16/20		4,500	4,510,103
Shackleton CLO Ltd., Series 2013-3A, Class DR, 4.74%, 07/15/30(c)(e)		500	496,294
Sound Point CLO VII Ltd., Series 2014-3A, Class D, (3 mo. LIBOR US + 3.60%), 5.96%, 01/23/27(c)(d)		2,000	2,004,126
Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.65%), 9.01%, 01/23/29(c)(d)		1,000	1,022,290
Symphony CLO XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 2.20%), 4.55%, 10/17/26(c)(d)		1,250	1,248,326
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 4.00%), 6.36%, 01/23/28(c)(d)		1,000	1,012,313
Thayer Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.10%), 8.46%, 04/20/29(c)(d)		500	510,168
THL Credit Wind River CLO Ltd., Series 2014-3A, Class E, (3 mo. LIBOR US + 5.60%), 7.96%, 01/22/27(c)(d)		1,000	1,001,470
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.51%), 8.86%, 07/15/29(c)(d)		500	510,878
Venture XXVI CLO Ltd., Series 2017-26A(c)(d):
Class D, (3 mo. LIBOR US + 4.25%), 6.61%, 01/20/29		1,000	1,015,260
Class E, (3 mo. LIBOR US + 6.80%), 9.16%, 01/20/29		500	509,822

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Vibrant CLO IV Ltd., Series 2016-4A, Class D, (3 mo. LIBOR US + 4.50%), 6.86%, 07/20/28(c)(d)	USD	1,000	$1,012,144
Voya CLO Ltd., Series 2014-4A, Class CR, (3 mo. LIBOR US + 3.00%), 5.35%, 10/14/26(c)(d)		2,500	2,500,199
Wellfleet CLO Ltd., Series 2017-3A, Class B, 3.68%, 01/17/31(c)(e)		500	500,417
World Financial Network Credit Card Master Trust, Series 2012-C, Class B, 3.57%, 08/15/22		3,000	3,010,084
York CLO Ltd.(c):
Series 2015-1A, Class ER, 8.01%, 01/22/31(e)		250	248,664
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 5.96%, 10/20/29(d)		250	252,060
Series 2016-2A, Class E, (3 mo. LIBOR US + 6.94%), 9.30%, 01/20/30(d)		1,000	1,015,780

			79,878,024
Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(a)(c)		3,473	187,779
Sterling Coofs Trust, Series 2004-1, Class A, 2.00%, 04/15/29(a)		2,727	139,344

			327,123

Total Asset-Backed Securities — 13.0% (Cost — $80,111,873)			80,205,147

Corporate Bonds — 61.8%

Aerospace & Defense — 1.6%
Arconic, Inc.:
5.87%, 02/23/22(g)		730	762,923
5.13%, 10/01/24(g)		742	744,782
5.90%, 02/01/27		155	156,798
6.75%, 01/15/28		54	57,330
BBA US Holdings, Inc., 5.38%, 05/01/26(c)		271	271,677
Bombardier, Inc.(c):
7.75%, 03/15/20		660	701,250
8.75%, 12/01/21(g)		631	700,410
6.00%, 10/15/22		19	18,854
6.13%, 01/15/23(g)		833	829,876
7.50%, 12/01/24(g)		774	806,895
7.50%, 03/15/25(g)		1,277	1,318,630
7.45%, 05/01/34		188	190,350
EnPro Industries, Inc., 5.88%, 09/15/22		111	113,498

Security		Par (000)	Value
Aerospace & Defense (continued)
KLX, Inc., 5.88%, 12/01/22(c)(g)	USD	788	$823,460
Koppers, Inc., 6.00%, 02/15/25(c)		225	228,094
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(c)		198	205,425
Moog, Inc., 5.25%, 12/01/22(c)		270	275,737
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22(c)		162	167,670
TransDigm UK Holdings PLC, 6.88%, 05/15/26(c)		400	408,000
TransDigm, Inc.:
6.00%, 07/15/22(g)		996	1,009,695
6.50%, 07/15/24(g)		178	181,560
6.50%, 05/15/25		29	29,418

			10,002,332
Air Freight & Logistics — 0.2%
XPO Logistics, Inc., 6.50%, 06/15/22(c)(g)		1,043	1,068,032

Airlines — 1.8%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 09/15/24(c)(g)		1,224	1,199,015
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24(g)		2,696	2,790,295
Series 2013-2, Class B, 5.60%, 01/15/22(c)(g)		372	378,156
Series 2017-1, Class B, 4.95%, 08/15/26		1,438	1,459,976
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20		239	242,585
Latam Finance Ltd., 6.88%, 04/11/24(c)		203	198,433
United Airlines Pass-Through Trust:
Series 2014-2, Class B, 4.63%, 03/03/24(g)		1,759	1,772,001
Series 2015-1, Class A, 3.70%, 06/01/24		2,430	2,407,887
US Airways Pass-Through Trust, Series 2011-1, Class B, 9.75%, 04/22/20		315	320,832
Virgin Australia Trust, Series 2013-1(c)(g):
Class A, 5.00%, 04/23/25		304	310,829
Class C, 7.13%, 10/23/18		171	172,598

			11,252,607
Auto Components — 0.4%
Allison Transmission, Inc., 5.00%, 10/01/24(c)		28	27,790
Aptiv PLC, 4.40%, 10/01/46		240	226,424
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23	EUR	100	119,879

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Auto Components (continued)
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	67	$63,483
HP Pelzer Holding GmbH, 4.13%, 04/01/24	EUR	100	118,214
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 08/01/20	USD	28	28,525
6.25%, 02/01/22		299	306,101
6.75%, 02/01/24		279	285,278
6.38%, 12/15/25		149	148,441
IHO Verwaltungs GmbH(h):
(2.75% Cash or 3.50% PIK), 2.75%, 09/15/21	EUR	100	118,776
(3.25% Cash or 4.00% PIK), 3.25%, 09/15/23		100	119,957
(3.75% Cash or 4.50% PIK), 3.75%, 09/15/26		100	121,631
(4.13% Cash or 4.88% PIK), 4.13%, 09/15/21(c)	USD	200	198,000
(4.50% Cash or 5.25% PIK), 4.50%, 09/15/23(c)		200	192,750
Tesla, Inc., 5.30%, 08/15/25(c)(g)		496	430,280
Volvo Car AB, 2.00%, 01/24/25	EUR	100	116,174

			2,621,703
Automobiles — 0.4%
General Motors Co., 3.50%, 10/02/18(g)	USD	2,478	2,485,031

Banks — 2.0%
Allied Irish Banks PLC(5 year EUR Swap + 3.95%), 4.13%, 11/26/25(i)	EUR	100	122,968
Alpha Bank AE, 2.50%, 02/05/23		100	116,098
Banco Espirito Santo SA, 4.00%, 01/21/19(b)(j)		100	33,318
Banco Popolare, 2.75%, 07/27/20		100	117,361
Bank of Ireland(5 year EUR Swap + 3.55%), 4.25%, 06/11/24(i)		100	120,404
Bankia SA(5 year EUR Swap + 3.35%), 3.38%, 03/15/27(i)		100	120,112
Barclays PLC:
4.38%, 09/11/24	USD	580	562,798
3.65%, 03/16/25(g)		3,600	3,383,680
5.20%, 05/12/26		200	195,994
CaixaBank SA(5 year EUR Swap + 3.35%), 3.50%, 02/15/27(i)	EUR	100	121,538
CIT Group, Inc.:
5.00%, 08/01/23(g)	USD	582	587,820
5.25%, 03/07/25		177	179,655
6.13%, 03/09/28		98	100,205
HSBC Holdings PLC, 4.38%, 11/23/26(g)		395	389,569

Security		Par (000)	Value
Banks (continued)
IKB Deutsche Industriebank AG, 4.00%, 01/31/28(e)	EUR	100	$116,001
Inversiones Atlantida SA, 8.25%, 07/28/22(c)	USD	370	387,575
National Bank of Greece SA, 2.75%, 10/19/50	EUR	100	118,655
Nordea Bank AB, 4.50%, 03/26/20		1,020	1,284,461
Santander Holdings USA, Inc., 4.50%, 07/17/25(g)	USD	1,750	1,731,684
Santander UK Group Holdings PLC, 2.88%, 08/05/21(g)		950	927,991
Standard Chartered PLC, 3.89%, 03/15/24(c)(e)(g)		1,500	1,477,938

			12,195,825
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23(g)		3,000	2,985,849
Central American Bottling Corp., 5.75%, 01/31/27(c)		176	176,440
OI European Group BV, 4.00%, 03/15/23(c)		270	253,800

			3,416,089
Biotechnology — 0.1%
Illumina, Inc., 0.50%, 06/15/21(k)		303	396,883
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	100	100,979

			497,862
Building Materials — 0.1%
American Woodmark Corp., 4.88%, 03/15/26(c)	USD	97	92,635
Jeld-Wen, Inc., 4.63%, 12/15/25(c)		93	87,885
Titan Global Finance PLC, 3.50%, 06/17/21	EUR	100	121,289

			301,809
Building Products — 0.3%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(c)	USD	184	186,530
Beacon Escrow Corp., 4.88%, 11/01/25(c)		319	293,480
Building Materials Corp. of America, 6.00%, 10/15/25(c)(g)		260	262,600
CPG Merger Sub LLC, 8.00%, 10/01/21(c)(g)		324	330,885
Jeld-Wen, Inc., 4.88%, 12/15/27(c)		64	59,520
Masonite International Corp., 5.63%, 03/15/23(c)(g)		479	492,891

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Building Products (continued)
Standard Industries, Inc.(c):
5.50%, 02/15/23	USD	66	$67,403
5.38%, 11/15/24		126	123,795
USG Corp.(c):
5.50%, 03/01/25		11	11,426
4.88%, 06/01/27		198	197,317

			2,025,847
Cable Television Services — 0.0%
CB Escrow Corp., 8.00%, 10/15/25(c)		146	136,510

Capital Markets — 0.6%
Blackstone CQP Holdco LP(c):
6.50%, 03/20/21		2,040	2,040,000
6.00%, 08/18/21		332	331,170
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(c)		85	85,000
Morgan Stanley, 4.00%, 07/23/25(g)		965	970,159
NFP Corp., 6.88%, 07/15/25(c)		85	83,937

			3,510,266
Chemicals — 1.9%
Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(c)(h)		256	252,480
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(c)(g)		1,061	1,045,085
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	121,221
Axalta Coating Systems LLC, 4.88%, 08/15/24(c)	USD	239	236,013
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		424	484,950
10.00%, 10/15/25		308	358,820
CF Industries, Inc.:
7.13%, 05/01/20		61	64,813
5.15%, 03/15/34		90	82,800
4.95%, 06/01/43		164	136,120
Chemours Co.:
6.63%, 05/15/23		248	260,469
7.00%, 05/15/25		112	120,120
The Chemours Co., 4.00%, 05/15/26(l)	EUR	183	211,675
Chemours Co., 5.38%, 05/15/27	USD	134	130,315
Cydsa SAB de C.V., 6.25%, 10/04/27(c)		252	235,620
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 05/01/25(c)		214	218,344
Hexion, Inc., 10.38%, 02/01/22(c)		184	180,550
Huntsman International LLC:
4.88%, 11/15/20		165	168,506
5.13%, 11/15/22		280	288,400
INEOS Finance PLC, 4.00%, 05/01/23	EUR	100	119,257
INEOS Group Holdings SA, 5.38%, 08/01/24		100	122,119

Security		Par (000)	Value
Chemicals (continued)
Mexichem SAB de CV, 5.50%, 01/15/48(c)	USD	200	$171,500
Momentive Performance Materials, Inc., 3.88%, 10/24/21(g)		1,578	1,664,790
NOVA Chemicals Corp., 4.88%, 06/01/24(c)		267	255,319
Olin Corp., 5.00%, 02/01/30		117	110,132
Platform Specialty Products Corp.(c)(g):
6.50%, 02/01/22		2,172	2,226,300
5.88%, 12/01/25		841	809,463
PQ Corp.(c):
6.75%, 11/15/22(g)		373	392,583
5.75%, 12/15/25		408	400,860
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	100	120,997
Sherwin-Williams Co., 2.75%, 06/01/22	USD	180	175,346
WR Grace & Co-Conn(c):
5.13%, 10/01/21		316	325,480
5.63%, 10/01/24		200	207,000

			11,697,447
Commercial Services & Supplies — 1.0%
ADT Corp.:
6.25%, 10/15/21		139	143,170
3.50%, 07/15/22(g)		285	262,200
4.13%, 06/15/23		284	259,860
4.88%, 07/15/32(c)		418	328,130
Advanced Disposal Services, Inc., 5.63%, 11/15/24(c)		161	161,000
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(c)(g)		204	199,920
CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/25(c)		410	393,600
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22(c)		71	71,710
Harland Clarke Holdings Corp., 8.38%, 08/15/22(c)		414	415,035
KAR Auction Services, Inc., 5.13%, 06/01/25(c)		285	270,750
La Financiere Atalian SAS:
4.00%, 05/15/24	EUR	100	110,608
5.13%, 05/15/25		100	113,954
Mobile Mini, Inc., 5.88%, 07/01/24(g)	USD	499	506,485
Paprec Holding SA, 4.00%, 03/31/25	EUR	100	116,905
Park Aerospace Holdings Ltd.(c):
3.63%, 03/15/21	USD	226	217,525
5.25%, 08/15/22		369	363,926
Pitney Bowes, Inc., 3.38%, 10/01/21(g)		500	461,250
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(c)		160	155,800
S&P Global, Inc., 2.50%, 08/15/18(g)		445	445,046
United Rentals North America, Inc.:
5.75%, 11/15/24(g)		609	627,270
5.50%, 05/15/27		246	243,540

5

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Commercial Services & Supplies (continued)
Verisure Holding AB, 6.00%, 11/01/22	EUR	113	$137,272
Wrangler Buyer Corp., 6.00%, 10/01/25(c)	USD	219	208,598

			6,213,554
Communications Equipment — 0.7%
CommScope Technologies Finance LLC, 6.00%, 06/15/25(c)		3	3,008
CommScope Technologies LLC, 5.00%, 03/15/27(c)		207	193,545
CommScope, Inc.(c):
5.00%, 06/15/21		465	467,325
5.50%, 06/15/24		102	102,255
Motorola Solutions, Inc., 3.75%, 05/15/22(g)		1,500	1,496,452
Nokia OYJ:
3.38%, 06/12/22		106	103,350
4.38%, 06/12/27		149	140,289
6.63%, 05/15/39		200	209,472
Zayo Group LLC/Zayo Capital, Inc.(g):
6.00%, 04/01/23		531	538,301
6.38%, 05/15/25		104	105,430
5.75%, 01/15/27(c)		1,030	996,525

			4,355,952
Construction & Engineering — 0.5%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(c)		293	286,853
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(c)		293	304,354
BlueLine Rental Finance Corp., 9.25%, 03/15/24(c)(g)		1,124	1,199,274
Brand Energy & Infrastructure Services, Inc., 8.50%, 07/15/25(c)		404	413,090
Engility Corp., 8.88%, 09/01/24		216	226,260
SPIE SA, 3.13%, 03/22/24	EUR	100	117,173
SRS Distribution, Inc., 8.25%, 07/01/26(c)	USD	185	180,144
Tutor Perini Corp., 6.88%, 05/01/25(c)		219	220,577
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25(c)		61	58,102

			3,005,827
Construction Materials — 0.8%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(c)		142	139,515
American Tire Distributors, Inc., 10.25%, 03/01/22(c)		109	53,410
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		137	141,754
HD Supply, Inc., 5.75%, 04/15/24(c)(g)		3,676	3,855,205
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	100	122,166

Security		Par (000)	Value
Construction Materials (continued)
Navistar International Corp., 6.63%, 11/01/25(c)	USD	271	$279,808
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(c)		160	170,000
Rexel SA, 3.50%, 06/15/23	EUR	116	140,071
Williams Scotsman International, Inc., 7.88%, 12/15/22(c)	USD	109	113,905

			5,015,834
Consumer Discretionary — 0.2%
Elis SA, 1.88%, 02/15/23	EUR	100	115,997
Nielsen Co. Luxembourg SARL, 5.00%, 02/01/25(c)	USD	79	76,235
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(c)		56	58,380
Staples, Inc., 8.50%, 09/15/25(c)		273	253,207
Viking Cruises Ltd.(c):
6.25%, 05/15/25		398	391,035
5.88%, 09/15/27(g)		566	529,210

			1,424,064
Consumer Finance — 0.8%
Alliance Data Systems Corp.(c):
5.88%, 11/01/21(g)		696	709,050
5.38%, 08/01/22		130	130,650
Ally Financial, Inc., 8.00%, 11/01/31(g)		911	1,093,200
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(c)		200	199,500
Navient Corp.:
5.00%, 10/26/20(g)		310	311,860
6.63%, 07/26/21		113	117,238
6.50%, 06/15/22		375	387,187
5.50%, 01/25/23		134	131,822
7.25%, 09/25/23(g)		257	270,492
6.13%, 03/25/24		43	43,108
5.88%, 10/25/24		125	123,163
6.75%, 06/25/25		181	184,113
5.63%, 08/01/33		95	81,225
Nexi Capital SpA, 3.63%, 05/01/23(e)	EUR	100	114,590
OneMain Financial Holdings LLC, 7.25%, 12/15/21(c)	USD	109	112,979
Springleaf Finance Corp.:
6.13%, 05/15/22		70	71,400
5.63%, 03/15/23		8	7,900
6.88%, 03/15/25		311	309,445
7.13%, 03/15/26		308	307,908

			4,706,830
Containers & Packaging — 1.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.63%, 05/15/23(c)(g)		990	983,515

6

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Containers & Packaging (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (continued):
6.75%, 05/15/24	EUR	100	$126,404
7.25%, 05/15/24(c)(g)	USD	2,368	2,471,600
4.75%, 07/15/27(c)	GBP	100	128,379
4.75%, 07/15/27		100	128,379
Ball Corp.:
5.00%, 03/15/22(g)	USD	303	312,090
4.00%, 11/15/23		48	47,040
Berry Global, Inc., 4.50%, 02/15/26(c)		106	99,110
BWAY Holding Co.(c):
5.50%, 04/15/24(g)		681	672,487
7.25%, 04/15/25		325	319,118
Crown Americas LLC/Crown Americas Capital Corp.:
4.75%, 02/01/26(c)		156	147,358
4.25%, 09/30/26		166	150,230
Horizon Holdings I SASU, 7.25%, 08/01/23	EUR	100	121,567
JH-Holding Finance SA, (8.25% PIK), 8.25%, 12/01/22(h)		100	121,986
Mercer International, Inc.:
6.50%, 02/01/24	USD	113	116,108
5.50%, 01/15/26(c)		117	114,660
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20(g)		1,029	1,035,625
6.88%, 02/15/21		38	38,500
(3 mo. LIBOR US + 3.50%), 5.85%, 07/15/21(c)(d)		810	819,477
5.13%, 07/15/23(c)		175	171,938
7.00%, 07/15/24(c)(g)		733	752,205
Sealed Air Corp.(c):
4.88%, 12/01/22		192	195,840
6.88%, 07/15/33		44	48,510
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	118,944
Verallia Packaging SASU, 5.13%, 08/01/22		100	120,377

			9,361,447
Diversified Consumer Services — 0.6%
APX Group, Inc.(g):
8.75%, 12/01/20	USD	262	251,520
7.88%, 12/01/22		336	331,800
Ascend Learning LLC, 6.88%, 08/01/25(c)		275	275,000
Carriage Services, Inc., 6.63%, 06/01/26(c)		152	153,330
Graham Holdings Co., 5.75%, 06/01/26(c)		173	173,865
Laureate Education, Inc., 8.25%, 05/01/25(c)		114	120,555

Security		Par (000)	Value
Diversified Consumer Services (continued)
Matthews International Corp., 5.25%, 12/01/25(c)	USD	62	$59,985
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(c)(g)		1,957	2,070,506
ServiceMaster Co. LLC, 5.13%, 11/15/24(c)		244	236,375

			3,672,936
Diversified Financial Services — 1.4%
Aircastle Ltd.:
6.25%, 12/01/19(g)		367	379,845
5.13%, 03/15/21		16	16,380
5.50%, 02/15/22		267	277,680
Arrow Global Finance PLC(3 mo. Euribor + 2.88%), 2.88%, 04/01/25(d)(f)	EUR	100	113,509
Banca IFIS SpA, 4.50%, 10/17/27(e)		100	108,722
Docuformas SAPI de C.V., 9.25%, 10/11/22(c)	USD	421	394,687
FBM Finance, Inc., 8.25%, 08/15/21(c)		130	136,084
General Motors Financial Co., Inc., 4.38%, 09/25/21(g)		530	542,980
Gilex Holding Sarl, 8.50%, 05/02/23(c)		182	185,649
HSBC Holdings PLC, 6.25%(e)(g)(m)		1,420	1,421,420
Intesa Sanpaolo SpA, 5.02%, 06/26/24(c)(g)		2,442	2,226,644
Intrum Justitia AB, 2.75%, 07/15/22	EUR	100	114,583
Jefferies Finance LLC/JFIN Co-Issuer Corp.(c)(g):
7.38%, 04/01/20	USD	290	291,812
6.88%, 04/15/22		480	477,000
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(h)	EUR	101	119,238
Mercury Bondco PLC, (8.25% Cash or 9.00% PIK), 8.25%, 05/30/21(h)		200	243,732
MSCI, Inc., 5.25%, 11/15/24(c)	USD	105	106,050
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(c)		474	459,330
Travelport Corporate Finance PLC, 6.00%, 03/15/26(c)		171	171,855
UniCredit SpA(5 year EUR Swap + 4.32%), 4.38%, 01/03/27(i)	EUR	100	120,364
Vantiv LLC/Vanity Issuer Corp.(c):
3.88%, 11/15/25	GBP	100	128,415
4.38%, 11/15/25	USD	200	189,000
WMG Acquisition Corp.:
4.13%, 11/01/24	EUR	100	121,612

7

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Diversified Financial Services (continued)
WMG Acquisition Corp. (continued):
5.50%, 04/15/26(c)	USD	120	$118,800

			8,465,391
Diversified Telecommunication Services — 1.4%
CenturyLink, Inc.:
5.63%, 04/01/25(g)		668	623,785
Series P, 7.60%, 09/15/39		26	21,970
Series S, 6.45%, 06/15/21(g)		588	601,994
Series T, 5.80%, 03/15/22		255	251,876
Series U, 7.65%, 03/15/42		246	207,870
Series W, 6.75%, 12/01/23(g)		245	244,388
Series Y, 7.50%, 04/01/24		267	274,516
Cincinnati Bell, Inc., 7.00%, 07/15/24(c)		406	363,370
Embarq Corp., 8.00%, 06/01/36		64	60,800
Frontier Communications Corp.:
7.13%, 03/15/19		190	192,375
10.50%, 09/15/22		105	94,500
7.13%, 01/15/23		192	140,880
6.88%, 01/15/25(g)		318	203,520
11.00%, 09/15/25(g)		903	722,400
Level 3 Financing, Inc.:
5.38%, 08/15/22		184	184,000
5.63%, 02/01/23		115	115,972
5.13%, 05/01/23(g)		295	288,377
5.38%, 01/15/24		325	316,875
5.38%, 05/01/25(g)		303	293,152
5.25%, 03/15/26(g)		1,583	1,504,641
OTE PLC, 3.50%, 07/09/20	EUR	100	120,827
SoftBank Group Corp.:
(5 year USD ICE Swap + 4.85%), 6.88%(i)(m)	USD	290	261,725
4.00%, 04/20/23	EUR	100	120,178
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	233	236,495
6.00%, 09/30/34(g)		671	640,805
7.20%, 07/18/36		202	214,625
7.72%, 06/04/38		21	23,258
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	37	60,977
Telecom Italia SpA:
5.88%, 05/19/23	GBP	100	147,719
3.63%, 01/19/24	EUR	100	126,683
Verizon Communications, Inc., 3.38%, 02/15/25(g)	USD	156	150,381

			8,810,934
Electric Utilities — 0.8%
AES Corp., 5.50%, 04/15/25		82	82,820
Black Hills Corp., 3.15%, 01/15/27(g)		305	284,722
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(c)(g)		1,006	988,395

Security		Par (000)	Value
Electric Utilities (continued)
DPL, Inc., 7.25%, 10/15/21	USD	30	$32,700
Enel Finance International NV, 3.63%, 05/25/27(c)(g)		900	824,432
Energuate Trust, 5.88%, 05/03/27(c)		200	191,300
Exelon Corp., 3.40%, 04/15/26(g)		140	134,158
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(c)		177	169,035
Pampa Energia SA, 7.50%, 01/24/27(c)		290	276,863
Southern Co., 2.95%, 07/01/23(g)		1,920	1,865,955
Talen Energy Supply LLC, 6.50%, 06/01/25		176	136,347
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.(a):
10.25%, 11/01/15		47	—
10.50%, 11/01/18		31	87
11.50%, 10/01/20		300	—

			4,986,814
Electrical Equipment — 0.0%
Areva SA, 4.88%, 09/23/24	EUR	100	125,894

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23	USD	72	72,720
5.50%, 12/01/24(g)		493	507,790
5.00%, 09/01/25		107	105,695
Itron, Inc., 5.00%, 01/15/26(c)		25	24,000

			710,205
Energy Equipment & Services — 1.0%
Calfrac Holdings LP, 8.50%, 06/15/26(c)		261	259,290
CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, 04/01/25(c)		330	331,650
Ensco PLC:
5.20%, 03/15/25		40	33,500
7.75%, 02/01/26		463	441,007
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(c)(g)		609	615,090
Halliburton Co., 3.80%, 11/15/25(g)		100	99,860
McDermott Escrow 1, Inc./McDermott Escrow 2, Inc., 10.63%, 05/01/24(c)		246	257,070
Odebrecht Oil & Gas Finance Ltd., 0.00%(c)(m)(n)	BRL	43	875
Pattern Energy Group, Inc., 5.88%, 02/01/24(c)	USD	223	225,788
Pioneer Energy Services Corp., 6.13%, 03/15/22		275	261,250
Precision Drilling Corp.:
6.50%, 12/15/21		68	69,374
7.75%, 12/15/23		75	79,313
5.25%, 11/15/24		134	125,960

8

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Energy Equipment & Services (continued)
SESI LLC, 7.75%, 09/15/24	USD	208	$215,800
Transocean, Inc.:
8.38%, 12/15/21		220	235,950
5.80%, 10/15/22		287	285,565
9.00%, 07/15/23(c)(g)		636	685,290
7.50%, 01/15/26(c)		219	222,011
6.80%, 03/15/38		134	112,895
Trinidad Drilling Ltd., 6.63%, 02/15/25(c)		331	315,278
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26(c)		277	285,310
Weatherford International Ltd.:
7.75%, 06/15/21(g)		727	737,905
8.25%, 06/15/23		232	225,040
6.50%, 08/01/36		110	85,800
7.00%, 03/15/38		8	6,360
5.95%, 04/15/42		310	229,400

			6,442,631
Environmental, Maintenance, & Security Service — 0.2%
Hulk Finance Corp., 7.00%, 06/01/26(c)		262	254,140
Tervita Escrow Corp., 7.63%, 12/01/21(c)(g)		842	850,420
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		216	208,440

			1,313,000
Food & Staples Retailing — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24		186	174,896
5.75%, 03/15/25		104	91,541
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	135,330
Casino Guichard Perrachon SA, 4.50%, 03/07/24	EUR	200	238,882
Post Holdings, Inc., 5.63%, 01/15/28(c)	USD	73	68,802
Rite Aid Corp., 6.13%, 04/01/23(c)		254	260,350

			969,801
Food Products — 0.6%
Acosta, Inc., 7.75%, 10/01/22(c)		214	127,865
Aramark Services, Inc.:
5.13%, 01/15/24(g)		417	423,463
5.00%, 04/01/25(c)		46	46,000
5.00%, 02/01/28(c)		345	332,063
Arcor SAIC, 6.00%, 07/06/23(c)		180	180,634
B&G Foods, Inc., 5.25%, 04/01/25		51	47,940
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(c)		266	256,025

Security		Par (000)	Value
Food Products (continued)
JBS USA LLC/JBS USA Finance, Inc.(c):
5.88%, 07/15/24	USD	184	$176,180
5.75%, 06/15/25(g)		728	677,040
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(c)		287	271,215
MARB BondCo PLC:
7.00%, 03/15/24		200	189,250
6.88%, 01/19/25(c)		200	184,500
Minerva Luxembourg SA, 6.50%, 09/20/26(c)		200	184,250
Pilgrim’s Pride Corp.(c):
5.75%, 03/15/25		227	219,055
5.88%, 09/30/27		60	56,400
Post Holdings, Inc.(c):
5.50%, 03/01/25		246	242,310
5.75%, 03/01/27		253	244,699

			3,858,889
Health Care Equipment & Supplies — 1.0%
Avantor, Inc.:
4.75%, 10/01/24	EUR	100	117,444
6.00%, 10/01/24(c)(g)	USD	1,547	1,539,265
9.00%, 10/01/25(c)		398	410,935
Crimson Merger Sub, Inc., 6.63%, 05/15/22(c)(g)		1,482	1,464,468
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(c)(g)		1,178	1,185,362
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(c):
4.88%, 04/15/20(g)		284	273,350
5.75%, 08/01/22		402	347,730
5.63%, 10/15/23(g)		162	133,853
5.50%, 04/15/25		29	23,130
Teleflex, Inc.:
5.25%, 06/15/24		250	252,500
4.88%, 06/01/26		56	54,600
Thermo Fisher Scientific, Inc., 3.00%, 04/15/23(g)		305	297,910

			6,100,547
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		85	85,000
5.63%, 02/15/23		90	91,012
6.50%, 03/01/24		196	202,860
Aetna, Inc., 2.80%, 06/15/23(g)		340	326,644
Amsurg Corp., 5.63%, 07/15/22(g)		367	373,881
Centene Corp.:
5.63%, 02/15/21		329	337,788
4.75%, 05/15/22(g)		314	317,140
6.13%, 02/15/24		37	38,896

9

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Health Care Providers & Services (continued)
Centene Escrow I Corp., 5.38%, 06/01/26(c)(g)	USD	1,371	$1,385,670
CHS/Community Health Systems, Inc.:
5.13%, 08/01/21		152	142,833
6.25%, 03/31/23		64	59,680
DaVita, Inc., 5.13%, 07/15/24(g)		235	229,125
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(c)(h)		258	261,277
Envision Healthcare Corp.(c):
5.13%, 07/01/22		73	73,183
6.25%, 12/01/24		225	237,420
HCA, Inc.:
5.88%, 03/15/22(g)		820	862,025
4.75%, 05/01/23		436	438,725
5.00%, 03/15/24(g)		1,356	1,365,763
5.38%, 02/01/25(g)		522	512,865
5.25%, 04/15/25(g)		1,120	1,125,600
5.88%, 02/15/26(g)		336	338,103
5.25%, 06/15/26(g)		84	83,685
4.50%, 02/15/27		86	81,485
5.50%, 06/15/47(g)		913	851,372
HealthSouth Corp., 5.75%, 11/01/24(g)		80	81,200
MEDNAX, Inc., 5.25%, 12/01/23(c)(g)		123	121,155
Molina Healthcare, Inc., 4.88%, 06/15/25(c)		108	102,600
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(c)(g)		798	827,925
NVA Holdings, Inc., 6.88%, 04/01/26(c)		403	397,076
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(c)(g)(h)		924	955,185
Regional Care Hospital Partners Holdings, Inc., 8.25%, 05/01/23(c)		137	143,679
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(c)		188	190,350
Surgery Center Holdings, Inc.(c):
8.88%, 04/15/21		139	142,475
6.75%, 07/01/25(g)		272	253,640
Team Health Holdings, Inc., 6.38%, 02/01/25(c)(g)		419	363,482
Tenet Healthcare Corp.:
6.00%, 10/01/20(g)		613	632,922
7.50%, 01/01/22(c)		176	184,395
8.13%, 04/01/22(g)		678	709,357
6.75%, 06/15/23(g)		645	641,775
4.63%, 07/15/24(c)		427	410,454
UnitedHealth Group, Inc., 3.75%, 07/15/25(g)		1,470	1,478,173
Vizient, Inc., 10.38%, 03/01/24(c)		322	354,200

Security		Par (000)	Value
Health Care Providers & Services (continued)
WellCare Health Plans, Inc., 5.25%, 04/01/25	USD	85	$84,788

			17,896,863
Health Care Services — 0.0%
Avaya, Inc., Escrow, 7.00%, 04/01/19(a)(c)		183	—

Health Care Technology — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)		234	223,762
Quintiles IMS, Inc.:
3.25%, 03/15/25(c)	EUR	100	115,286
3.25%, 03/15/25		148	170,624

			509,672
Hotels, Restaurants & Leisure — 3.4%
Boyne USA, Inc., 7.25%, 05/01/25(c)	USD	80	83,200
Burger King France SAS(3 mo. Euribor + 5.25%), 5.25%, 05/01/23(d)	EUR	100	117,700
Churchill Downs, Inc., 4.75%, 01/15/28(c)	USD	64	59,680
Cirsa Funding Luxembourg SA, 5.88%, 05/15/23	EUR	100	119,815
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		100	113,140
CPUK Finance Ltd., 4.25%, 02/28/47	GBP	100	133,612
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25%, 10/15/25(c)(g)	USD	348	332,340
Eldorado Resorts, Inc., 6.00%, 04/01/25		91	90,545
ESH Hospitality, Inc., 5.25%, 05/01/25(c)(g)		285	273,771
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23		126	129,780
5.25%, 06/01/25		48	48,085
5.38%, 04/15/26		60	59,534
Golden Nugget, Inc., 6.75%, 10/15/24(c)(g)		396	400,455
International Game Technology PLC, 4.75%, 02/15/23	EUR	125	157,374
IRB Holding Corp., 6.75%, 02/15/26(c)	USD	140	132,300
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(c):
5.00%, 06/01/24		35	34,563
5.25%, 06/01/26		368	359,720
4.75%, 06/01/27		5	4,700
McDonald’s Corp., 3.70%, 01/30/26(g)		405	405,697
Melco Resorts Finance Ltd., 4.88%, 06/06/25(c)		375	355,017
MGM Resorts International:
5.25%, 03/31/20(g)		396	404,415

10

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
MGM Resorts International (continued):
6.75%, 10/01/20	USD	67	$70,688
6.63%, 12/15/21(g)		962	1,019,720
7.75%, 03/15/22		354	387,630
4.63%, 09/01/26		11	10,175
New Red Finance, Inc.(c):
4.25%, 05/15/24		245	232,137
5.00%, 10/15/25(g)		2,130	2,018,175
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/21(g)		630	633,150
Sabre GLBL, Inc.(c):
5.38%, 04/15/23		147	148,499
5.25%, 11/15/23		180	180,432
Scientific Games International, Inc.:
10.00%, 12/01/22(g)		988	1,059,640
5.00%, 10/15/25(c)(g)		423	408,195
3.38%, 02/15/26	EUR	100	113,106
Six Flags Entertainment Corp.(c)(g):
4.88%, 07/31/24	USD	795	767,175
5.50%, 04/15/27		61	59,152
Spirit Issuer PLC:
Series A2, (3 mo. LIBOR GBP + 2.70%), 3.39%, 12/28/31(d)(f)	GBP	1,800	2,321,120
Series A5, 5.47%, 12/28/34		4,500	6,260,358
Station Casinos LLC, 5.00%, 10/01/25(c)	USD	303	291,183
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27	GBP	61	89,644
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(c)	USD	121	120,697
Wyndham Worldwide Corp.:
4.15%, 04/01/24		122	120,641
5.10%, 10/01/25		13	13,440
4.50%, 04/01/27		48	47,389
Wynn Macau Ltd., 5.50%, 10/01/27(c)		600	579,000
Yum! Brands, Inc., 3.88%, 11/01/23		98	93,590

			20,860,379
Household Durables — 0.8%
Algeco Scotsman Global Finance PLC, 8.00%, 02/15/23(c)		400	399,000
Berkline/Benchcraft LLC, 4.50%, 06/01/18(a)		200	—
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(c)		259	261,616
CalAtlantic Group, Inc., 6.25%, 12/15/21		380	408,210
K Hovnanian Enterprises, Inc., 10.00%, 07/15/22(c)		204	216,750
Lennar Corp.:
4.50%, 11/15/19		370	373,237
8.38%, 01/15/21(c)		134	147,400
4.75%, 04/01/21		26	26,252

Security		Par (000)	Value
Household Durables (continued)
Lennar Corp. (continued):
4.13%, 01/15/22	USD	118	$116,451
5.38%, 10/01/22(c)		6	6,150
4.75%, 11/15/22		151	150,260
4.88%, 12/15/23		122	121,695
4.75%, 05/30/25		260	252,200
5.25%, 06/01/26(c)		28	27,440
4.75%, 11/29/27(c)		360	335,700
Mattamy Group Corp.(c):
6.88%, 12/15/23		143	147,111
6.50%, 10/01/25		176	173,971
MDC Holdings, Inc., 6.00%, 01/15/43		182	163,117
Meritage Homes Corp., 5.13%, 06/06/27		77	71,995
PulteGroup, Inc., 6.38%, 05/15/33(g)		469	478,380
Tempur Sealy International, Inc., 5.50%, 06/15/26(g)		180	173,700
TRI Pointe Group, Inc.:
4.38%, 06/15/19		110	110,000
4.88%, 07/01/21		112	112,280
5.88%, 06/15/24(g)		248	246,686
5.25%, 06/01/27		15	13,983
William Lyon Homes, Inc.:
6.00%, 09/01/23(c)		56	55,930
5.88%, 01/31/25		95	90,340

			4,679,854
Household Products — 0.2%
ACCO Brands Corp., 5.25%, 12/15/24(c)		85	85,000
Diamond (BC) BV, 5.63%, 08/15/25	EUR	106	110,078
Prestige Brands, Inc., 6.38%, 03/01/24(c)	USD	58	57,130
Spectrum Brands, Inc., 6.63%, 11/15/22(g)		815	842,302

			1,094,510
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.:
4.50%, 03/15/23		187	187,000
4.88%, 05/15/23(g)		157	157,393
6.00%, 05/15/26		317	326,906
5.13%, 09/01/27		351	345,735
Calpine Corp.:
5.38%, 01/15/23		238	226,695
5.88%, 01/15/24(c)		450	448,875
5.25%, 06/01/26(c)(g)		730	689,850
Dynegy, Inc.:
7.38%, 11/01/22		324	340,330
5.88%, 06/01/23		71	72,864
8.00%, 01/15/25(c)		271	293,357
8.13%, 01/30/26(c)		171	187,459
Genneia SA, 8.75%, 01/20/22(c)		293	295,877

11

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc.:
6.63%, 01/15/27(g)	USD	861	$888,982
5.75%, 01/15/28(c)		236	233,050
NRG Yield Operating LLC, 5.38%, 08/15/24(g)		325	323,375
TerraForm Power Operating LLC(c):
4.25%, 01/31/23		181	174,665
6.63%, 06/15/25(o)		30	31,950
5.00%, 01/31/28		181	170,819

			5,395,182
Industrial Conglomerates — 0.1%
Algeco Global Finance PLC, 6.50%, 02/15/23	EUR	100	119,828
Apergy Corp., 6.38%, 05/01/26(c)	USD	101	102,767
BWX Technologies, Inc., 5.38%, 07/15/26(c)		129	130,290
Vertiv Group Corp., 9.25%, 10/15/24(c)(g)		521	510,580

			863,465
Insurance — 1.6%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/25(c)		180	167,850
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25(g)		360	351,260
American International Group, Inc., 3.75%, 07/10/25(g)		2,705	2,642,601
Aon PLC, 3.88%, 12/15/25(g)		1,115	1,104,451
Ardonagh Midco 3 PLC:
8.38%, 07/15/23	GBP	100	137,210
8.63%, 07/15/23(c)	USD	436	450,170
Assicurazioni Generali SpA(i):
(3 mo. Euribor + 7.11%), 7.75%, 12/12/42	EUR	100	140,551
(3 mo. Euribor + 5.35%), 5.50%, 10/27/47		100	126,836
AssuredPartners, Inc., 7.00%, 08/15/25(c)	USD	53	51,808
Fidelity National Financial, Inc., 4.25%, 08/15/18(k)		102	293,893
Forethought Financial Group, Inc., 8.63%, 04/15/21(c)(g)		750	843,506
Groupama SA, 6.00%, 01/23/27	EUR	100	139,956
HUB International Ltd., 7.00%, 05/01/26(c)	USD	554	554,443
Lincoln National Corp., 3.35%, 03/09/25(g)		845	816,409
Muenchener Rueckversicherungs AG(3 mo. Euribor + 3.50%), 6.00%, 05/26/41(i)	EUR	400	538,845

Security		Par (000)	Value
Insurance (continued)
Nationwide Building Society, 4.13%, 10/18/32(c)(e)(g)	USD	595	$549,088
USIS Merger Sub, Inc., 6.88%, 05/01/25(c)		63	63,472
Wayne Merger Sub LLC, 8.25%, 08/01/23(c)(g)		947	977,777

			9,950,126
Internet Software & Services — 0.4%
Equinix, Inc.:
2.88%, 03/15/24	EUR	100	115,765
5.88%, 01/15/26(g)	USD	823	838,431
Netflix, Inc.:
4.38%, 11/15/26		92	86,481
3.63%, 05/15/27	EUR	100	115,795
5.88%, 11/15/28(c)	USD	417	419,210
Rackspace Hosting, Inc., 8.63%, 11/15/24(c)		172	175,010
Symantec Corp., 5.00%, 04/15/25(c)		158	152,977
United Group BV, 4.38%, 07/01/22	EUR	126	150,452
ZPG PLC, 3.75%, 07/15/23	GBP	100	136,957

			2,191,078
IT Services — 0.7%
First Data Corp.(c):
7.00%, 12/01/23(g)	USD	1,190	1,246,763
5.00%, 01/15/24		180	179,820
5.75%, 01/15/24(g)		2,480	2,489,300
Gartner, Inc., 5.13%, 04/01/25(c)		174	172,695
WEX, Inc., 4.75%, 02/01/23(c)		431	432,078

			4,520,656
Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25(c)		323	314,618
6.20%, 10/01/40		68	58,467
5.45%, 11/01/41		40	32,092

			405,177
Machinery — 0.3%
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	109	125,230
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(c)	USD	215	206,937
SPX FLOW, Inc.(c):
5.63%, 08/15/24		292	288,350
5.88%, 08/15/26		139	136,915
Terex Corp., 5.63%, 02/01/25(c)(g)		354	351,345
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(c)(g)		567	538,650

12

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Machinery (continued)
Wabash National Corp., 5.50%, 10/01/25(c)	USD	241	$233,770

			1,881,197
Media — 6.0%
Altice Financing SA(c):
6.63%, 02/15/23		565	556,977
7.50%, 05/15/26(g)		884	845,325
Altice France SA(c)(g):
6.00%, 05/15/22		601	598,746
7.38%, 05/01/26		1,682	1,635,745
Altice Luxembourg SA:
7.75%, 05/15/22(c)(g)		865	830,400
6.25%, 02/15/25	EUR	100	113,715
Altice US Finance I Corp.(c):
5.38%, 07/15/23(g)	USD	1,546	1,522,810
5.50%, 05/15/26		200	192,060
AMC Networks, Inc.:
5.00%, 04/01/24(g)		318	307,681
4.75%, 08/01/25		196	183,750
Cablevision SA, 6.50%, 06/15/21(c)		176	176,440
Cablevision Systems Corp., 8.00%, 04/15/20		125	131,875
CBS Radio, Inc., 7.25%, 11/01/24(c)		60	57,600
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 02/15/23(g)		270	269,325
4.00%, 03/01/23(c)(g)		670	639,930
5.13%, 05/01/23(c)(g)		375	372,656
5.13%, 05/01/27(c)(g)		2,133	1,997,021
5.00%, 02/01/28(c)		68	62,900
Cequel Communications Holdings I LLC/Cequel Capital Corp.(c):
5.13%, 12/15/21		187	186,087
5.13%, 12/15/21(g)		493	490,545
7.75%, 07/15/25(g)		1,076	1,113,660
7.50%, 04/01/28		479	479,599
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25(g)		2,425	2,472,401
Clear Channel International BV, 8.75%, 12/15/20(c)(g)		560	581,000
Clear Channel Worldwide Holdings, Inc.(g):
6.50%, 11/15/22		3,157	3,222,590
Series B, 7.63%, 03/15/20		1,199	1,199,000
CSC Holdings LLC(g):
10.13%, 01/15/23(c)		1,210	1,341,587
5.25%, 06/01/24		454	429,121
6.63%, 10/15/25(c)		235	242,638
10.88%, 10/15/25(c)		1,950	2,259,562

Security		Par (000)	Value
Media (continued)
Discovery Communications LLC(g):
3.25%, 04/01/23	USD	1,490	$1,454,773
3.45%, 03/15/25		170	162,501
DISH DBS Corp.:
5.88%, 07/15/22(g)		570	534,660
5.00%, 03/15/23		358	308,671
5.88%, 11/15/24		245	203,583
7.75%, 07/01/26(g)		822	710,002
DISH Network Corp., 3.38%, 08/15/26(k)		219	194,214
eircom Finance DAC, 4.50%, 05/31/22	EUR	100	119,266
GTT Communications, Inc., 7.88%, 12/31/24(c)	USD	224	224,000
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		93	99,045
5.25%, 08/01/26(g)		413	392,866
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		296	290,080
5.50%, 08/01/23(g)		471	411,831
9.75%, 07/15/25(c)		504	522,900
Live Nation Entertainment, Inc., 4.88%, 11/01/24(c)		29	28,203
MDC Partners, Inc., 6.50%, 05/01/24(c)		341	301,785
Meredith Corp., 6.88%, 02/01/26(c)		154	155,540
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(c)		233	245,232
Numericable Group SA, 5.38%, 05/15/22	EUR	110	131,489
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(c)	USD	146	136,240
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(c)		60	57,000
SFR Group SA, 6.25%, 05/15/24(c)		420	407,400
Sirius XM Radio, Inc., 5.00%, 08/01/27(c)		237	225,183
TEGNA, Inc.:
5.13%, 10/15/19		105	105,263
5.50%, 09/15/24(c)		66	66,330
Tele Columbus AG, 3.88%, 05/02/25	EUR	100	112,813
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)	USD	400	388,069
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(c)		241	262,087
Tribune Media Co., 5.88%, 07/15/22		22	22,248
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 04/15/23	EUR	70	84,108
5.00%, 01/15/25(c)	USD	200	202,250
Univision Communications, Inc.(c):
5.13%, 05/15/23(g)		336	318,360
5.13%, 02/15/25		133	122,480
UPCB Finance IV Ltd., 4.00%, 01/15/27	EUR	100	120,399

13

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Media (continued)
Videotron Ltd., 5.13%, 04/15/27(c)	USD	326	$315,405
Virgin Media Finance PLC, 5.75%, 01/15/25(c)(g)		655	619,794
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	100	131,626
Virgin Media Secured Finance PLC:
5.13%, 01/15/25		100	135,647
5.50%, 01/15/25		180	244,093
5.25%, 01/15/26(c)(g)	USD	355	332,812
5.50%, 08/15/26(c)(g)		200	189,750
Vrio Finco 1 LLC/Vrio Finco 2, Inc., 6.25%, 04/04/23(c)		436	439,270
Ziggo Bond Finance BV:
4.63%, 01/15/25	EUR	137	160,503
5.88%, 01/15/25(c)(g)	USD	470	444,150
Ziggo Secured Finance BV, 5.50%, 01/15/27(c)		300	286,410

			36,933,077
Metals & Mining — 2.7%
Alcoa Nederland Holding BV, 6.13%, 05/15/28(c)		200	205,500
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(c)		175	182,219
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(c)		188	183,653
Constellium NV(c):
5.75%, 05/15/24		500	482,500
6.63%, 03/01/25(g)		273	271,976
5.88%, 02/15/26		250	238,125
Freeport-McMoRan, Inc.:
3.10%, 03/15/20		1,537	1,515,866
4.00%, 11/14/21		240	237,600
3.55%, 03/01/22		855	826,144
3.88%, 03/15/23		1,338	1,286,166
5.40%, 11/14/34		126	115,920
5.45%, 03/15/43		1,061	957,552
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(c)(g)		479	505,575
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(c)		172	189,630
Kaiser Aluminum Corp., 5.88%, 05/15/24		112	115,080
Novelis Corp.(c)(g):
6.25%, 08/15/24		1,160	1,174,616
5.88%, 09/30/26		1,186	1,162,399
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	100	112,813
Ovako AB, 5.00%, 10/05/22		100	119,120
Steel Dynamics, Inc.:
5.13%, 10/01/21(g)	USD	645	654,997

Security		Par (000)	Value
Metals & Mining (continued)
Steel Dynamics, Inc. (continued):
5.25%, 04/15/23(g)	USD	200	$203,250
5.50%, 10/01/24		56	57,120
4.13%, 09/15/25		195	184,275
5.00%, 12/15/26		15	14,832
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(c)		278	282,170
Teck Resources Ltd.:
4.50%, 01/15/21		86	86,753
3.75%, 02/01/23(g)		1,943	1,877,443
8.50%, 06/01/24(c)(g)		1,191	1,317,544
5.20%, 03/01/42(g)		473	428,065
5.40%, 02/01/43		279	257,378
ThyssenKrupp AG, 1.38%, 03/03/22	EUR	75	88,118
United States Steel Corp.:
6.88%, 08/15/25	USD	262	267,947
6.25%, 03/15/26		323	320,077
Vale Overseas Ltd., 6.25%, 08/10/26		188	203,736
VM Holdings SA, 5.38%, 05/04/27(c)		237	229,004

			16,355,163
Multi-Utilities — 0.4%
Brooklyn Union Gas Co., 3.41%, 03/10/26(c)(g)		1,475	1,438,820
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.13%, 07/15/19		144	144,000
6.88%, 10/15/21(g)		553	558,530

			2,141,350
Multiline Retail — 0.0%
Neiman Marcus Group Ltd., 8.00%, 10/15/21(c)(g)		332	237,380

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(c)		190	182,163

Oil, Gas & Consumable Fuels — 6.7%
Aker BP ASA, 5.88%, 03/31/25(c)		227	233,810
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24		117	122,558
Andeavor Logistics LP, Series A, 6.88%(e)(m)		324	324,065
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27		185	179,715
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24		55	53,900
Antero Resources Corp.:
5.13%, 12/01/22		76	76,380
5.63%, 06/01/23		74	75,110

14

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(c)	USD	207	$223,043
Berry Petroleum Co. LLC, 7.00%, 02/15/26(c)		80	81,400
California Resources Corp., 8.00%, 12/15/22(c)(g)		275	242,710
Callon Petroleum Co.:
6.13%, 10/01/24		242	244,118
6.38%, 07/01/26(c)		166	166,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
6.50%, 04/15/21		24	23,610
7.63%, 01/15/22		128	126,560
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		188	190,350
8.25%, 07/15/25		221	235,365
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24(g)		523	572,690
5.88%, 03/31/25		352	367,400
5.13%, 06/30/27		390	387,562
Cheniere Energy Partners LP, 5.25%, 10/01/25(c)		414	402,615
Chesapeake Energy Corp.(g):
8.00%, 12/15/22(c)		888	939,060
8.00%, 01/15/25		94	93,413
8.00%, 06/15/27		934	926,995
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23(c)		341	294,965
Citgo Holding, Inc., 10.75%, 02/15/20(c)		135	144,113
CNX Resources Corp., 5.88%, 04/15/22(g)		3,001	3,027,259
CONSOL Energy, Inc.:
8.00%, 04/01/23		8	8,500
11.00%, 11/15/25(c)		474	519,622
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(c)(g)		499	494,010
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23		35	35,613
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)(g)		863	839,285
DCP Midstream LLC(c):
4.75%, 09/30/21		80	81,000
6.45%, 11/03/36		197	209,313
6.75%, 09/15/37		237	253,294
DEA Finance SA, 7.50%, 10/15/22	EUR	100	125,463
Denbury Resources, Inc., 9.25%, 03/31/22(c)	USD	468	497,250
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25		92	94,990
Diamondback Energy, Inc.:
4.75%, 11/01/24		142	137,030

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc. (continued):
5.38%, 05/31/25	USD	55	$54,450
5.38%, 05/31/25(c)		46	45,425
Eclipse Resources Corp., 8.88%, 07/15/23		70	65,800
Enbridge, Inc., 6.25%, 03/01/78(e)		1,565	1,508,112
Endeavor Energy Resources LP/EER Finance, Inc.(c):
5.50%, 01/30/26		77	75,460
5.75%, 01/30/28		82	80,565
Energy Transfer Equity LP:
7.50%, 10/15/20(g)		703	757,482
4.25%, 03/15/23		295	285,781
5.88%, 01/15/24		130	134,875
5.50%, 06/01/27		64	64,880
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(k)		247	221,921
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 05/01/20		8	7,800
9.38%, 05/01/24(c)		478	375,373
8.00%, 11/29/24(c)		24	23,760
7.75%, 05/15/26(c)		616	626,780
Extraction Oil & Gas, Inc.(c):
7.38%, 05/15/24		188	196,930
5.63%, 02/01/26		419	401,192
Genesis Energy LP/Genesis Energy Finance Corp.:
6.50%, 10/01/25		95	91,438
6.25%, 05/15/26		158	148,520
Geopark Ltd., 6.50%, 09/21/24(c)		200	193,816
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(c)(g)		828	850,770
Gulfport Energy Corp.:
6.63%, 05/01/23		190	190,950
6.00%, 10/15/24		26	24,440
6.38%, 05/15/25		72	69,119
6.38%, 01/15/26		113	107,915
Halcon Resources Corp., Series WI, 6.75%, 02/15/25		746	701,240
Hess Corp., 4.30%, 04/01/27		50	48,926
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(c)		341	342,705
Indigo Natural Resources LLC, 6.88%, 02/15/26(c)		94	89,770
Jagged Peak Energy LLC, 5.88%, 05/01/26(c)		164	161,950
Matador Resources Co., 6.88%, 04/15/23(g)		256	267,840
MEG Energy Corp.(c):
6.38%, 01/30/23		2	1,805

15

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp. (c) (continued):
7.00%, 03/31/24(g)	USD	348	$314,070
6.50%, 01/15/25(g)		527	528,154
Murphy Oil Corp.:
6.88%, 08/15/24(g)		260	275,600
5.75%, 08/15/25		20	19,950
5.88%, 12/01/42		47	42,923
Nabors Industries, Inc.:
0.75%, 01/15/24(k)		399	314,298
5.75%, 02/01/25(c)		155	146,863
Neptune Energy Bondco PLC, 6.63%, 05/15/25(c)		200	198,500
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(c)		74	74,370
Newfield Exploration Co.:
5.63%, 07/01/24		33	34,805
5.38%, 01/01/26		252	259,245
NGPL PipeCo LLC(c):
4.38%, 08/15/22		188	187,765
4.88%, 08/15/27		134	130,101
7.77%, 12/15/37(g)		397	466,475
Noble Holding International Ltd.:
7.75%, 01/15/24(g)		373	349,687
7.95%, 04/01/25		51	46,532
7.88%, 02/01/26(c)(g)		756	770,175
Oasis Petroleum, Inc.:
6.88%, 01/15/23		22	22,330
2.63%, 09/15/23(k)		704	909,326
Odebrecht Offshore Drilling Finance(c):
6.72%, 12/01/22	BRL	89	84,157
7.72%, 12/01/26(h)		8	2,241
Paramount Resources Ltd., 6.88%, 06/30/23(c)	USD	326	337,410
Parkland Fuel Corp., 6.00%, 04/01/26(c)		48	47,520
Parsley Energy LLC/Parsley Finance Corp.(c):
6.25%, 06/01/24		73	75,373
5.38%, 01/15/25		316	312,050
5.25%, 08/15/25		77	74,690
5.63%, 10/15/27		101	99,738
PBF Holding Co. LLC/ PBF Finance Corp., 7.25%, 06/15/25		212	219,886
PDC Energy, Inc.:
6.13%, 09/15/24		24	24,420
5.75%, 05/15/26(c)		115	113,850
Petrobras Global Finance BV:
6.13%, 01/17/22		335	350,745
8.75%, 05/23/26		176	194,832
6.00%, 01/27/28(c)		189	175,014
Petroleos Mexicanos:
5.38%, 03/13/22		39	39,971

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued):
6.50%, 03/13/27	USD	117	$119,135
5.35%, 02/12/28(c)		99	92,961
Precision Drilling Corp., 7.13%, 01/15/26(c)		214	218,280
QEP Resources, Inc.:
6.88%, 03/01/21		24	25,440
5.38%, 10/01/22(g)		347	352,968
5.63%, 03/01/26		254	242,570
Range Resources Corp.:
5.88%, 07/01/22(g)		355	357,662
5.00%, 03/15/23		83	80,510
4.88%, 05/15/25		400	376,000
Resolute Energy Corp., 8.50%, 05/01/20		412	412,515
Rockies Express Pipeline LLC(c):
6.85%, 07/15/18		183	183,686
6.00%, 01/15/19		20	20,269
5.63%, 04/15/20(g)		550	564,960
6.88%, 04/15/40(g)		431	495,650
Rowan Cos., Inc.:
4.88%, 06/01/22		70	65,538
4.75%, 01/15/24		64	54,880
7.38%, 06/15/25(g)		387	370,552
RSP Permian, Inc., 6.63%, 10/01/22		291	303,367
Sanchez Energy Corp.:
7.75%, 06/15/21(g)		874	751,360
6.13%, 01/15/23(g)		360	236,700
7.25%, 02/15/23(c)		117	114,806
SESI LLC, 7.13%, 12/15/21		85	86,594
Seven Generations Energy Ltd., 5.38%, 09/30/25(c)		757	730,505
SM Energy Co.:
6.50%, 11/15/21		100	101,750
6.50%, 01/01/23		60	60,900
5.00%, 01/15/24		192	180,000
5.63%, 06/01/25(g)		357	341,827
6.75%, 09/15/26(g)		136	138,380
Southwestern Energy Co.:
6.45%, 01/23/25(e)		130	127,725
7.50%, 04/01/26		286	296,016
7.75%, 10/01/27		237	247,665
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26(g)		235	221,386
Sunoco LP/Sunoco Finance Corp.(c):
4.88%, 01/15/23		419	400,149
5.88%, 03/15/28		124	116,498
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c):
5.50%, 09/15/24(g)		632	635,160
5.50%, 01/15/28		290	280,213

16

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 05/01/23	USD	15	$15,113
5.13%, 02/01/25		114	112,575
5.88%, 04/15/26(c)		338	339,585
5.00%, 01/15/28(c)		356	334,533
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(c)		280	276,555
Transportadora de Gas del Sur SA, 6.75%, 05/02/25(c)		204	195,840
Whiting Petroleum Corp., 6.63%, 01/15/26(c)		290	296,887
WildHorse Resource Development Corp.:
6.88%, 02/01/25		136	138,890
6.88%, 02/01/25(c)		140	142,975
Williams Cos., Inc.:
4.55%, 06/24/24		67	67,251
8.75%, 03/15/32		184	239,200
5.75%, 06/24/44(g)		602	630,595
WPX Energy, Inc.:
6.00%, 01/15/22		44	46,200
8.25%, 08/01/23		32	36,320
5.25%, 09/15/24		130	128,700
5.75%, 06/01/26		168	167,682
YPF SA, 8.50%, 07/28/25		293	296,663

			41,381,133
Paper & Forest Products — 0.0%
Norbord, Inc., 6.25%, 04/15/23(c)		168	175,605

Pharmaceuticals — 2.5%
AbbVie, Inc., 3.60%, 05/14/25(g)		695	677,561
Actavis Funding SCS, 3.45%, 03/15/22(g)		2,460	2,429,673
Charles River Laboratories International, Inc., 5.50%, 04/01/26(c)		127	127,476
CVS Health Corp.(g):
4.75%, 12/01/22		165	171,529
4.10%, 03/25/25		2,355	2,363,494
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 5.88%, 10/15/24(c)		205	195,775
Endo Finance LLC/Endo Finco, Inc.(c):
7.25%, 01/15/22		121	104,816
5.38%, 01/15/23		65	48,243
6.00%, 07/15/23(g)		233	171,255
Ephios Bondco PLC, 6.25%, 07/01/22	EUR	100	120,266
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(c)	USD	162	170,910
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(c)(g)		1,179	1,185,190

Security		Par (000)	Value
Pharmaceuticals (continued)
Nidda Healthcare Holding AG, 3.50%, 09/30/24	EUR	100	$113,398
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23(g)	USD	1,500	1,416,629
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19		427	417,234
Valeant Pharmaceuticals International, Inc.:
7.50%, 07/15/21(c)		155	157,906
6.75%, 08/15/21(c)(g)		433	437,460
5.63%, 12/01/21(c)		258	255,678
6.50%, 03/15/22(c)		697	724,322
7.25%, 07/15/22(c)		10	10,152
5.50%, 03/01/23(c)		481	447,739
4.50%, 05/15/23	EUR	246	271,838
5.88%, 05/15/23(c)(g)	USD	872	824,040
7.00%, 03/15/24(c)		476	498,610
6.13%, 04/15/25(c)(g)		821	759,425
5.50%, 11/01/25(c)(g)		571	560,294
9.25%, 04/01/26(c)		95	99,715
8.50%, 01/31/27(c)(l)		591	601,712

			15,362,340
Real Estate — 0.0%
Prologis LP, 3.75%, 11/01/25(g)		255	254,932

Real Estate Investment Trusts (REITs) — 1.6%
AvalonBay Communities, Inc., 3.45%, 06/01/25(g)		1,245	1,216,580
ERP Operating LP, 3.38%, 06/01/25(g)		1,015	994,600
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(c)		145	147,900
GEO Group, Inc.:
5.13%, 04/01/23		249	244,879
5.88%, 10/15/24		158	156,036
6.00%, 04/15/26		22	21,505
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		263	250,508
5.13%, 05/01/26(c)		291	283,361
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25		30	28,950
iStar, Inc.:
4.63%, 09/15/20		33	32,546
6.00%, 04/01/22		140	140,000
5.25%, 09/15/22		153	148,601
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24(g)		1,628	1,644,280
4.50%, 09/01/26		432	396,360
4.50%, 01/15/28		322	288,995

17

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	USD	121	$113,747
NH Hotel Group SA, 3.75%, 10/01/23	EUR	129	156,577
Starwood Property Trust, Inc.:
5.00%, 12/15/21	USD	234	237,510
4.75%, 03/15/25(c)		96	92,371
Trust F/1401, 6.95%, 01/30/44		706	691,951
Ventas Realty LP, 4.13%, 01/15/26(g)		650	644,999
Ventas Realty LP/Ventas Capital Corp., 4.75%, 06/01/21(g)		1,300	1,347,883
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		244	270,788

			9,550,927
Real Estate Management & Development — 0.2%
ADLER Real Estate AG:
1.88%, 04/27/23	EUR	100	114,435
2.13%, 02/06/24		100	114,261
3.00%, 04/27/26		100	115,507
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(c)	USD	174	169,650
Howard Hughes Corp., 5.38%, 03/15/25(c)		218	210,642
Realogy Group LLC/Realogy Co-Issuer Corp.(c):
4.50%, 04/15/19(g)		301	301,000
5.25%, 12/01/21		58	58,435
4.88%, 06/01/23(g)		141	132,540
RESIDOMO Sro, 3.38%, 10/15/24	EUR	100	116,027

			1,332,497
Road & Rail — 0.8%
Avis Budget Finance PLC, 4.13%, 11/15/24		100	118,875
EC Finance PLC, 2.38%, 11/15/22		100	116,265
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(c)	USD	169	159,705
Herc Rentals, Inc.(c):
7.50%, 06/01/22		128	135,360
7.75%, 06/01/24		121	130,075
Hertz Corp., 7.63%, 06/01/22(c)		404	394,910
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	100	115,291
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(c)(g)	USD	3,000	3,012,780
Loxam SAS, 3.50%, 05/03/23	EUR	100	120,389
United Rentals North America, Inc.:
4.63%, 07/15/23	USD	160	161,200
4.63%, 10/15/25		383	368,044

Security		Par (000)	Value
Road & Rail (continued)
Watco Cos. LLC/Watco Finance Corp., 6.38%, 04/01/23(c)	USD	319	$326,576

			5,159,470
Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		73	79,760
Analog Devices, Inc.(g):
3.90%, 12/15/25		375	374,908
3.50%, 12/05/26		275	264,691
Applied Materials, Inc., 3.90%, 10/01/25(g)		285	290,230
Broadcom Corp./Broadcom Cayman Finance Ltd.(g):
3.00%, 01/15/22		1,250	1,220,135
3.63%, 01/15/24		1,515	1,474,530
Microchip Technology, Inc., 1.63%, 02/15/25(k)		506	960,310
Micron Technology, Inc., 5.50%, 02/01/25		10	10,404
Microsemi Corp., 9.13%, 04/15/23(c)		20	22,125
NXP BV/NXP Funding LLC(c):
4.13%, 06/01/21		200	201,520
4.63%, 06/01/23(g)		425	433,415
ON Semiconductor Corp., 1.00%, 12/01/20(k)		498	730,234
QUALCOMM, Inc., 3.45%, 05/20/25(g)		1,570	1,521,570
Sensata Technologies BV(c):
5.63%, 11/01/24		179	185,936
5.00%, 10/01/25(g)		278	278,695

			8,048,463
Software — 1.9%
ACI Worldwide, Inc., 6.38%, 08/15/20(c)(g)		360	362,700
BMC Software Finance, Inc., 8.13%, 07/15/21(c)		222	227,572
CA, Inc., 3.60%, 08/15/22(g)		555	555,552
CDK Global, Inc., 4.88%, 06/01/27		296	278,980
Citrix Systems, Inc., 0.50%, 04/15/19(k)		140	204,843
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Holdings LLC, 10.00%, 11/30/24(c)(g)		611	675,919
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 08/01/22(c)		46	47,092
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 05/01/21(c)(g)(h)		545	547,725
Infor US, Inc., 6.50%, 05/15/22(g)		2,303	2,340,424
Informatica LLC, 7.13%, 07/15/23(c)(g)		1,725	1,750,875

18

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Software (continued)
Nuance Communications, Inc.:
5.38%, 08/15/20(c)(g)	USD	36	$36,135
6.00%, 07/01/24		174	174,870
5.63%, 12/15/26		143	139,425
PTC, Inc., 6.00%, 05/15/24		227	238,350
RP Crown Parent LLC, 7.38%, 10/15/24(c)		454	467,620
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(c)(g)		2,432	2,698,790
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(c)(g)		303	319,665
TIBCO Software, Inc., 11.38%, 12/01/21(c)(g)		784	852,600

			11,919,137
Specialty Retail — 0.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24(g)		334	330,660
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(c)		324	311,915
Group 1 Automotive, Inc.:
5.00%, 06/01/22(g)		155	155,387
5.25%, 12/15/23(c)		18	17,550
Hexion US Finance Corp., 6.63%, 04/15/20		98	92,487
JC Penney Corp., Inc.:
8.13%, 10/01/19(g)		9	9,326
6.38%, 10/15/36		21	11,760
L Brands, Inc.:
6.88%, 11/01/35(g)		401	364,409
6.75%, 07/01/36		71	63,900
Masaria Investments SAU, 5.00%, 09/15/24	EUR	100	115,181
Penske Automotive Group, Inc., 5.50%, 05/15/26	USD	32	31,520
PVH Corp., 3.13%, 12/15/27	EUR	100	114,681

			1,618,776
Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC/EMC Corp.(c)(g):
4.42%, 06/15/21	USD	40	40,748
7.13%, 06/15/24		651	699,476
6.02%, 06/15/26		135	142,468
8.35%, 07/15/46		80	97,282
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(g)		375	386,043

Security		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp., 4.75%, 02/15/26(g)	USD	786	$773,227

			2,139,244
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 05/01/23	EUR	49	60,225

Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	100	136,192
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c):
5.25%, 03/15/22	USD	31	31,000
5.25%, 10/01/25		284	264,830

			432,022
Tobacco — 0.1%
Reynolds American, Inc., 3.25%, 06/12/20		396	396,344

Transportation — 0.0%
JB Poindexter & Co., Inc., 7.13%, 04/15/26(c)		103	104,545

Transportation Infrastructure — 0.1%
Rumo Luxembourg Sarl, 7.38%, 02/09/24(c)		293	303,109
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(c)(g)		435	434,501
WFS Global Holding SAS, 9.50%, 07/15/22	EUR	100	122,430

			860,040
Utilities — 0.2%
AES Argentina Generacion SA, 7.75%, 02/02/24(c)	USD	293	287,492
ContourGlobal Power Holdings SA, 5.13%, 06/15/21	EUR	100	118,676
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(c)	USD	293	303,539
Inkia Energy Ltd., 5.88%, 11/09/27(c)		377	354,380
Stoneway Capital Corp., 10.00%, 03/01/27(c)(g)		293	301,233

			1,365,320
Wireless Telecommunication Services — 2.2%
CoreCivic, Inc., 4.75%, 10/15/27		169	155,058
CyrusOne LP/CyrusOne Finance Corp.:
5.00%, 03/15/24(g)		510	510,637
5.38%, 03/15/27		50	50,250
Digicel Group Ltd., 8.25%, 09/30/20(c)		200	151,500
Digicel Ltd., 6.00%, 04/15/21(c)(g)		2,073	1,899,386
Equinix, Inc., 2.88%, 10/01/25	EUR	100	112,224

19

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Frontier Communications Corp., 8.50%, 04/01/26(c)	USD	529	$512,469
Matterhorn Telecom SA:
3.88%, 05/01/22	EUR	100	118,231
4.00%, 11/15/27		100	111,962
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(c)	USD	215	197,263
Rogers Communications, Inc., 5.00%, 03/15/44(g)		545	573,382
SBA Communications Corp.:
4.00%, 10/01/22(c)		401	384,960
4.88%, 09/01/24		263	245,579
Sprint Capital Corp.:
6.90%, 05/01/19		135	138,699
6.88%, 11/15/28		21	20,108
8.75%, 03/15/32		262	281,978
Sprint Communications, Inc.:
7.00%, 03/01/20(c)(g)		904	944,906
7.00%, 08/15/20		125	129,394
Sprint Corp.(g):
7.88%, 09/15/23		577	605,561
7.13%, 06/15/24		2,162	2,178,215
7.63%, 02/15/25		825	849,750
7.63%, 03/01/26		581	596,977
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(c)(g)		455	451,587
T-Mobile USA, Inc.:
4.00%, 04/15/22		197	196,015
6.38%, 03/01/25		282	294,662
6.50%, 01/15/26		227	236,931
4.50%, 02/01/26(g)		489	459,660
4.75%, 02/01/28(g)		285	266,475
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23(g)		445	433,742
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 06/01/22(c)(h)		121	127,200

			13,234,761

Total Corporate Bonds — 61.8% (Cost — $383,766,591)			380,244,983

Floating Rate Loan Interests(d) — 39.8%

Aerospace & Defense — 0.4%
Accudyne Industries LLC, 2017 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 08/18/24		1,047	1,048,936
DAE Aviation Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.73%, 07/07/22		159	159,714

Security		Par (000)	Value
Aerospace & Defense (continued)
Pelican Products, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.41%, 05/01/25	USD	330	$331,238
TransDigm, Inc.:
2018 Term Loan E, (1 mo. LIBOR + 2.50%), 4.48%, 05/30/25		492	490,205
2018 Term Loan F, (1 mo. LIBOR + 2.50%), 4.48%, 06/09/23		541	540,209
WP CPP Holdings LLC, 2018 Term Loan, 6.11%, 04/30/25		130	130,528

			2,700,830
Air Freight & Logistics — 0.2%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 mo. LIBOR + 2.00%), 3.95%, 01/15/25		200	198,008
CEVA Group PLC, Letter of Credit, (3 mo. LIBOR + 5.50%), 6.50%, 03/19/21(a)		406	454,923
CEVA Intercompany BV, Dutch Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.86%, 03/19/21		73	73,071
CEVA Logistics Canada ULC, Canadian Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.86%, 03/19/21		42	41,553
CEVA Logistics US Holdings, Inc., Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.86%, 03/19/21		285	284,510
Livingston International, Inc., Term Loan B3, (3 mo. LIBOR + 5.75%), 8.05%, 03/20/20		59	58,702
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.96%, 02/24/25		206	206,588

			1,317,355
Airlines — 0.0%
Northwest Airlines, Inc., Term Loan, (6 mo. LIBOR + 1.23%), 3.30%, 09/10/18(a)		69	68,501

Auto Components — 0.2%
Dayco Products LLC, 2017 Term Loan B, (3 mo. LIBOR + 5.00%), 7.31%, 05/19/23(a)		312	312,630
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.30%, 05/16/24		627	625,970

			938,600

20

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Auto Parts — 0.1%
Mavis Tire Express Services Corp.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.20%, 03/20/25	USD	453	$450,044
2018 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%), 1.23%, 03/20/25		4	3,972

			454,016
Automobiles — 0.1%
CH Hold Corp.:
1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 02/01/24		403	404,362
2nd Lien Term Loan, (1 mo. LIBOR + 7.25% 1.00% Floor), 9.23%, 02/01/25(a)		110	112,200
FCA US LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.97%, 12/31/18		373	373,275

			889,837
Banks — 0.1%
Banco Espirito Santo SA, 2,176.65% - 4.75%, 01/15/19(s)	EUR	100	33,026
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.61%, 11/01/24	USD	643	635,345

			668,371
Building Materials — 0.1%
Allied Universal HoldCo LLC, 2015 Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 6.05%, 07/28/22		228	224,157
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, (2 mo. LIBOR + 8.50% 1.00% Floor), 10.60%, 07/28/23		290	287,283

			511,440
Building Products — 0.4%
Continental Building Products LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 4.23%, 08/18/23		127	127,209
CPG International, Inc., 2017 Term Loan, (6 mo. LIBOR + 3.75% 1.00% Floor), 5.59%, 05/03/24		629	632,294
GYP Holdings III Corp., 2018 Term Loan B, 5.08%, 04/01/25		325	324,675
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.30%, 12/14/24		509	509,203

Security		Par (000)	Value
Building Products (continued)
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.56%, 12/19/23	USD	652	$653,541

			2,246,922
Capital Markets — 0.3%
Duff & Phelps Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.55%, 02/13/25		270	269,663
FinCo I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 12/27/22		444	444,300
Greenhill & Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.75%, 10/12/22		422	423,509
RPI Finance Trust, Term Loan B6, (3 mo. LIBOR + 2.00%), 4.30%, 03/27/23		852	853,619

			1,991,091
Chemicals — 1.3%
Alpha 3 BV, 2017 Term Loan B1, (1 mo. LIBOR + 3.00% 1.00% Floor), 5.30%, 01/31/24		869	865,314
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 4.05%, 06/01/24		1,039	1,038,941
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 05/16/24		442	441,552
Chemours Co. (The), 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.74%, 04/03/25		289	288,290
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.80%, 06/28/24		214	215,267
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 11/07/24		335	336,049
Evergreen Acqco 1 LP, Term Loan, (3 mo. LIBOR + 3.75%), 6.11%, 07/09/19		101	96,581
Invictus US LLC:
1st Lien Term Loan, (2 mo. LIBOR + 3.00%), 5.10%, 03/28/25		528	530,028
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 8.73%, 03/25/26		135	136,350
MacDermid, Inc.:
Term Loan B6, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 06/07/23		468	469,715

21

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Chemicals (continued)
MacDermid, Inc. (continued):
Term Loan B7, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.48%, 06/07/20	USD	571	$572,565
Oxea Holding Drei GmbH, 2017 Term Loan B2, (3 mo. LIBOR + 3.50%), 5.88%, 10/11/24		1,238	1,239,140
PQ Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 02/08/25		914	913,995
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 5.06%, 08/07/20		476	476,228
Vectra Co., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 03/08/25		375	374,767

			7,994,782
Commercial Services & Supplies — 2.2%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 4.00%, 11/10/23		1,023	1,025,594
Aramark Services, Inc., 2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 3.98%, 03/11/25		495	495,596
Asurion LLC:
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 7.98%, 08/04/25		298	305,003
2017 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.73%, 08/04/22		217	217,723
2018 Term Loan B6, (1 mo. LIBOR + 2.75%), 4.73%, 11/03/23		1,382	1,387,275
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 10/03/23		655	655,487
Catalent Pharma Solutions, Inc., Term Loan B, (1 mo. LIBOR + 2.25% 1.00% Floor), 4.23%, 05/20/24		1,176	1,180,220
Clean Harbors, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 3.73%, 06/27/24		213	214,055
Creative Artists Agency LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.92%, 02/15/24		953	957,436
Dealer Tire LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.67%, 12/22/21(a)		302	298,454
Employbridge LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.00% 1.00% Floor), 7.50%, 04/10/25		270	272,362
EnergySolutions, LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.77%, 05/02/25		185	186,967

Security		Par (000)	Value
Commercial Services & Supplies (continued)
Garda World Security Corp., 2017 Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.51%, 05/24/24	USD	280	$281,292
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75% 1.00% Floor), 7.05%, 11/03/23		271	266,956
KAR Auction Services, Inc., Term Loan B5, (3 mo. LIBOR + 2.50%), 4.81%, 03/09/23		500	501,192
Learning Care Group, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.43%, 03/13/25		190	190,475
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 05/02/22		1,482	1,476,201
US Security Associates Holdings, Inc., 2016 Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.80%, 07/14/23		757	760,092
West Corp.:
2017 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.98%, 10/10/24		1,103	1,100,449
2018 Term Loan B1, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 10/10/24		100	99,089
Wrangler Buyer Corp., Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 09/27/24		1,268	1,269,020

			13,140,938
Communications Equipment — 0.3%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.98%, 11/21/24		889	894,772
Avaya, Inc., Exit Term Loan B (1 mo. LIBOR + 4.75% 1.00% Floor), 6.68%, 12/15/24		517	520,281
CommScope, Inc., Term Loan B5, (1 mo. LIBOR + 2.00%), 3.98%, 12/29/22		258	258,354
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.48%, 11/01/24		205	205,212

			1,878,619

22

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Construction & Engineering — 0.7%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 6.61%, 06/21/24	USD	2,140	$2,150,765
Engility Corp.:
Term Loan B1, (1 mo. LIBOR + 2.25%), 4.23%, 08/12/20		67	67,085
Term Loan B2, (PRIME + 1.75%), 4.73%, 08/12/23		299	298,660
Pike Corp., 2018 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.49%, 03/23/25		361	364,918
SRS Distribution Inc., 2018 1st Lien Term Loan B, (3 mo. LIBOR + 3.25%), 5.58%, 05/23/25		805	800,878
USIC Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.28%, 12/08/23		408	409,166

			4,091,472
Construction Materials — 0.5%
Core & Main LP, 2017 Term Loan B, (6 mo. LIBOR + 3.00% 1.00% Floor), 5.12%, 08/01/24		881	884,608
Filtration Group Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 5.30%, 03/29/25		1,625	1,632,313
GYP Holdings III Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.36%, 04/01/23		697	696,842

			3,213,763
Containers & Packaging — 0.4%
Berlin Packaging LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.94%, 11/07/25		200	200,166
Berry Global, Inc.:
Term Loan Q, (1 mo. LIBOR + 2.00%), 3.96%, 10/01/22		1,147	1,149,882
Term Loan S, (1 mo. LIBOR + 1.75%), 3.73%, 02/08/20		222	222,551
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.59%, 04/03/24		563	563,654
Proampac PG Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.51%, 11/18/23		45	45,197

			2,181,450
Distributors — 0.3%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.98%, 10/31/23		928	923,332

Security		Par (000)	Value
Distributors (continued)
TriMark USA LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.49%, 08/28/24	USD	708	$706,885

			1,630,217
Diversified Consumer Services — 1.1%
AI Aqua Merger Sub, Inc.:
2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 12/13/23		260	260,097
2017 Incremental Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 12/13/23(a)		184	183,633
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 07/12/24		378	378,573
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 3.73%, 11/07/23		513	514,250
CHG PPC Parent LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 03/31/25(a)		235	235,000
Equian LLC, Add on Term Loan B, (3 mo. LIBOR + 3.25%), 5.20%, 05/20/24		549	551,361
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.17%, 05/15/24		522	522,513
Serta Simmons Bedding LLC:
1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.72%, 11/08/23		883	776,898
2nd Lien Term Loan, (3 mo. LIBOR + 8.00% 1.00% Floor), 10.33%, 11/08/24		296	223,940
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 11/08/23		731	734,177
Spin Holdco, Inc., 2017 Term Loan B, (2 mo. LIBOR + 3.25% 1.00% Floor), 5.34%, 11/14/22		426	428,678
Uber Technologies, 2018 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.92%, 04/04/25		435	437,536
Weight Watchers International, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.75%), 6.99%, 11/29/24		1,373	1,387,452

			6,634,108
Diversified Financial Services — 0.4%
AlixPartners LLP, 2017 Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 5.05%, 04/04/24		1,141	1,143,142

23

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Diversified Financial Services (continued)
CVS Holdings I LP, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.99%, 02/06/25(a)	USD	335	$332,069
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 6.14%, 02/07/25		261	260,555
Kingpin Intermediate Holdings LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 6.23%, 06/28/24(a)		576	581,089
Oryx Southern Delaware Holdings LLC, Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 02/09/25(a)		260	257,075

			2,573,930
Diversified Telecommunication Services — 2.1%
CenturyLink, Inc.:
2017 Term Loan A, (1 mo. LIBOR + 2.75%), 4.73%, 11/01/22		889	886,252
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 01/31/25		3,922	3,871,107
Consolidated Communications, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.99%, 10/04/23		138	137,511
Frontier Communications Corp., Delayed Draw Term Loan A, (1 mo. LIBOR + 2.75%), 4.74%, 03/31/21		791	780,606
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 05/16/24		558	559,087
Level 3 Financing, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.21%, 02/22/24		1,953	1,954,363
MTN Infrastructure TopCo, Inc, 1st Lien Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 11/15/24		610	612,540
Sprint Communications, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 4.50%, 02/02/24		1,026	1,024,866
Telenet Financing USD LLC:
Term Loan AL, (1 mo. LIBOR + 2.50%), 4.42%, 03/01/26		1,475	1,474,823
USD Term Loan AN, 2.25%, 08/17/26		1,390	1,387,109
Zayo Group LLC:
2017 Incremental Term Loan, (1 mo. LIBOR + 2.25% 1.00% Floor), 4.23%, 01/19]		95	95,475

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Zayo Group LLC (continued):
2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 3.98%, 01/19/21	USD	343	$344,269

			13,128,008
Electric Utilities — 0.2%
Dayton Power & Light Company (The), Term Loan B, (1 mo. LIBOR + 2.00%), 3.99%, 08/24/22		240	241,278
TEX Operations Co. LLC:
Exit Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 08/04/23		651	649,759
Exit Term Loan C, (1 mo. LIBOR + 2.50%), 4.48%, 08/04/23		117	116,700
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 5.03%, 11/10/18(a)		780	—
Vistra Operations Co. LLC, 2016 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.20%, 12/14/23		152	152,215

			1,159,952
Electrical Equipment — 0.2%
EXC Holdings III Corp., 2017 1st Lien Term Loan, (6 mo. LIBOR + 3.50% 1.00% Floor), 5.16%, 12/02/24		299	301,620
Gates Global LLC, 2017 Repriced Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 5.05%, 04/01/24		1,178	1,182,232

			1,483,852
Electronic Equipment, Instruments & Components — 0.0%
Zebra Technologies Corporation, 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 4.36%, 10/27/21		232	232,410

Energy Equipment & Services — 0.4%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00% 1.00% Floor), 7.93%, 03/01/24		778	761,467
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.42%, 02/12/25(a)		580	581,450
Ocean Rig UDW, Inc., Term Loan, (Fixed + 8.00%), 8.00%, 09/20/24		44	46,346
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75% 1.00% Floor), 9.68%, 11/08/22(a)		260	269,750
Seadrill Partners Finco LLC, Term Loan B, (3 mo. LIBOR + 6.00% 1.00% Floor), 8.30%, 02/21/21		282	245,526

24

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Energy Equipment & Services (continued)
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 1.42%), 3.42%, 07/13/20	USD	426	$421,306

			2,325,845
Food & Staples Retailing — 0.4%
Albertsons LLC:
2017 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.73%, 08/25/21		261	258,153
2018 ABL Last Out Term Loan, 3.00%, 04/02/23		341	340,255
BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.42%, 02/03/24		689	689,138
Hostess Brands LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 4.23%, 08/03/22		649	651,205
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 06/27/23		653	655,392

			2,594,143
Food Products — 1.1%
CFSP Acquisition Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.95%, 03/21/25		174	173,619
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 10/10/23		849	850,215
Dole Food Co., Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.71%, 04/06/24		334	333,685
Hearthside Food Solutions LLC, 2018 Term Loan B, 3.00%, 05/23/25		274	273,710
JBS USA LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.65%, 10/30/22		1,618	1,614,316
Pinnacle Foods Finance LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.66%, 02/02/24		439	441,447
Post Holdings Inc., 2017 Series A Incremental Term Loan, (1 mo. LIBOR + 2.00%), 3.97%, 05/24/24		607	607,220
Reddy Ice Corp.:
1st Lien Term Loan, (PRIME + 4.50%), 7.88%, 05/01/19		637	633,744
2nd Lien Term Loan, (3 mo. LIBOR + 9.50%), 11.83%, 11/01/19		233	221,059
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 4.73%, 02/05/23		1,257	1,258,813

Security		Par (000)	Value
Food Products (continued)
Sigma Bidco BV, 2018 Term Loan B, 1.00%, 02/23/25(p)	USD	58	$58,191

			6,466,019
Health Care Equipment & Supplies — 1.0%
Cotiviti Corp., Term Loan B, (3 mo. LIBOR + 2.25%), 4.56%, 09/28/23		618	617,337
CryoLife, Inc., Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 6.30%, 11/14/24(a)		583	584,996
DJO Finance LLC, 2015 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.40%, 06/08/20		1,986	1,990,120
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00% 1.00% Floor), 7.30%, 06/15/21(a)		1,128	1,146,325
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 5.20%, 09/24/24		447	434,027
Ortho-Clinical Diagnostics SA, Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.73%, 06/30/21		1,639	1,638,950

			6,411,755
Health Care Providers & Services — 1.8%
Acadia Healthcare Company, Inc.:
2018 Term Loan B3, (1 mo. LIBOR + 2.50%), 4.48%, 02/11/22		225	226,242
2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 4.48%, 02/16/23		620	624,257
Auris Luxembourg III Sarl, 2017 Term Loan B7, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.30%, 01/17/22		849	850,369
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (2 mo. LIBOR + 3.00% 1.00% Floor), 5.36%, 06/07/23		1,145	1,152,583
Community Health Systems, Inc., Term Loan G, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.31%, 12/31/19		209	208,220
Concentra Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.66%, 06/01/22		605	606,512
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 6.09%, 02/07/22		317	317,126
DaVita HealthCare Partners, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 06/24/21		251	252,858
Diplomat Pharmacy, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.49%, 12/20/24		240	241,186

25

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Health Care Providers & Services (continued)
Envision Healthcare Corp., 2016 Term Loan B, (1 mo. LIBOR + 3.00%), 4.99%, 12/01/23	USD	1,349	$1,350,761
HC Group Holdings III, Inc., Term Loan B, (1 mo. LIBOR + 5.00% 1.00% Floor), 6.98%, 04/07/22		814	818,916
HCA, Inc.:
2018 Term Loan B10, (1 mo. LIBOR + 2.00%), 3.98%, 03/13/25		150	151,000
Term Loan B11, (1 mo. LIBOR + 1.75%), 3.73%, 03/18/23		902	906,425
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 5.05%, 06/07/23		989	990,125
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.48%, 10/20/22		605	602,402
NVA Holdings, Inc., Term Loan B3, (3 mo. LIBOR + 2.75% 1.00% Floor), 5.05%, 02/02/25		647	647,409
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 02/06/24		699	673,920
Vizient, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 02/13/23		193	194,135
WP CityMD Bidco LLC, 2018 1st Lien Term Loan, 5.85%, 06/07/24		255	255,000

			11,069,446
Health Care Technology — 0.3%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 03/01/24		1,048	1,047,356
Press Ganey Holdings, Inc.:
2018 1st Lien Term Loan, (1 mo. LIBOROR + 2.75% 1.00% Floor), 4.73%, 10/21/23		634	636,528
2nd Lien Term Loan, (1 mo. LIBOR + 6.50% 1.00% Floor), 8.48%, 10/21/24		97	97,958

			1,781,842
Hotels, Restaurants & Leisure — 1.9%
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan B, (3 mo. LIBOR + 1.75%), 4.10%, 05/01/24		449	446,312
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.50%), 4.25%, 09/15/23		500	501,573

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Bronco Midstream Funding LLC, Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.83%, 08/14/23(a)	USD	925	$931,637
Burger King Newco Unlimited Liability Co., Term Loan B3, (1 mo. LIBOR + 2.25% 1.00% Floor), 4.23%, 02/16/24		1,686	1,684,269
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 12/22/24		1,492	1,491,898
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 08/08/21		489	489,998
CEC Entertainment, Inc., Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 02/14/21		377	351,336
Cyan Blue Holdco 3 Ltd., 2017 Term Loan B, (3 mo. LIBOR + 2.75%), 5.05%, 08/23/24		507	507,499
ESH Hospitality, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.98%, 08/30/23		822	822,298
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.98%, 11/30/23		99	99,011
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.47%, 12/01/23		50	50,391
GVC Holdings PLC, 2018 Term Loan, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.48%, 03/29/24		330	330,274
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 1.75%), 3.71%, 10/25/23		28	27,786
IRB Holding Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.21%, 02/05/25		509	510,724
Lakeland Tours LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 4.00% 1.00% Floor), 6.12%, 12/15/24		308	308,700
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.22%, 04/29/24		438	435,394
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.98%, 02/22/24		891	890,895
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 4.73%, 08/14/24		1,139	1,142,446

26

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., Term Loan B, 4.30%, 03/28/25	USD	510	$511,698

			11,534,139
Household Products — 0.2%
Mastronardi Produce Ltd., Term Loan B, (3 mo. LIBOR + 3.25%), 5.16%, 04/18/25		190	190,950
SIWF Holdings, Inc., 1st Lien Term Loan, 3.75%, 05/17/25(a)		415	416,037
Spectrum Brands, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.15%, 06/23/22		926	924,510

			1,531,497
Independent Power and Renewable Electricity Producers — 1.2%
AES Corporation, 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 4.07%, 05/31/22		475	474,506
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 01/15/25		814	813,247
Calpine Corp.:
Term Loan B6, (3 mo. LIBOR + 2.50% 1.00% Floor), 4.81%, 01/15/23		269	268,812
Term Loan B7, (3 mo. LIBOR + 2.50%), 4.81%, 05/31/23		256	255,903
Compass Power Generation LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 6.05%, 12/20/24		394	396,310
Dynegy, Inc., 2017 Term Loan C2, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.46%, 02/07/24		1,064	1,063,859
EIF Channelview Cogeneration LLC, 2018 Term Loan B, 5.25%, 05/03/25		150	150,499
Granite Acquisition, Inc.:
Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.81%, 12/19/21		1,057	1,060,342
Term Loan C, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.80%, 12/19/21		174	174,701
Kestrel Acquisition LLC/Hunterstown Generation Facility, 2018 Term Loan B, 5.25%, 05/01/25		410	412,308
Nautilus Power LLC, Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 6.23%, 05/16/24		561	564,922
Terra-Gen Finance Co. LLC, Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 6.23%, 12/09/21(a)		500	449,498

Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Vistra Energy Corp., 1st Lien Term Loan B3, 1.00%, 12/01/25(p)	USD	1,055	$1,052,215

			7,137,122
Industrial Conglomerates — 0.3%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.91%, 11/30/23		1,484	1,463,913
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00% 1.00% Floor), 7.07%, 11/28/21		526	525,492

			1,989,405
Insurance — 0.9%
Alliant Holdings I, Inc., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.93%, 05/09/25		837	836,384
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.70%, 01/25/24		617	617,477
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 10/22/24		597	596,198
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.98%, 12/02/24		604	600,289
Hub International Limited, 2018 Term Loan B, (2 mo. LIBOR + 3.00%), 5.36%, 04/25/25		745	743,450
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 03/01/21		1,131	1,128,393
2nd Lien Term Loan, (3 mo. LIBOR + 5.75% 1.00% Floor), 7.80%, 02/28/22		765	765,000
Stratose Intermediate Holdings II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 06/22/23		383	385,093

			5,672,284
Internet & Direct Marketing Retail — 0.1%
Harbor Freight Tools USA, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.48%, 08/18/23		537	536,697

Internet Software & Services — 0.6%
Go Daddy Operating Company LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 4.23%, 02/15/24		1,290	1,293,708
GTT Communications, Inc., 2018 Term Loan B, 5.11%, 04/28/25		316	310,949

27

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Internet Software & Services (continued)
Inmar Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 05/01/24	USD	294	$294,807
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR OR + 3.00% 1.00% Floor), 5.36%, 11/03/23		1,044	1,036,140
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.73%, 05/06/24		690	668,030

			3,603,634
IT Services — 2.1%
Access CIG LLC:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.73%, 02/27/25		170	171,116
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%), 9.73%, 02/27/26		71	71,399
Altran Technologies SA, 1st Lien Term Loan, (2 mo. LIBOR + 2.75%), 4.80%, 03/20/25		215	215,699
Blackhawk Network Holdings, Inc, 2018 1st Lien Term Loan, 3.00%, 05/23/25		556	555,778
First Data Corp., 2024 Term Loan, (1 mo. LIBOR + 2.00%), 3.97%, 04/26/24		3,345	3,342,869
Greeneden US Holdings II LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.50%), 5.80%, 12/01/23		394	396,092
Optiv Security, Inc.:
1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.25%, 02/01/24		1,223	1,192,232
2nd Lien Term Loan, (1 mo. LIBOR + 7.25% 1.00% Floor), 9.25%, 02/01/25		314	301,316
Peak 10 Holding Corp.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.80%, 08/01/24		693	681,571
2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 9.61%, 08/01/25		513	515,406
TKC Holdings, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 4.25% 1.00% Floor), 6.23%, 02/01/23		724	727,364
2017 2nd Lien Term Loan, (3 mo. LIBOR + 8.00% 1.00% Floor), 9.98%, 02/01/24		510	512,234

Security		Par (000)	Value
IT Services (continued)
Trans Union LLC, Term Loan B3, (1 mo. LIBOR + 2.00%), 3.98%, 04/10/23	USD	1,134	$1,131,018
Vantiv LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.92%, 10/14/23		513	513,259
VF Holding Corp., Reprice Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 06/30/23		1,438	1,438,546
WEX, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.25%), 4.23%, 06/30/23		1,248	1,251,919

			13,017,818
Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 08/30/24		180	179,258
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00% 1.00% Floor), 8.98%, 08/30/25		130	131,408
Parexel International Corp., Term Loan B, (1 mo. LIBOR + 2.75%), 4.73%, 09/27/24		387	387,022

			697,688
Machinery — 0.8%
Clark Equipment Co., 2018 Term Loan B, (3 mo. LIBOR + 2.00%), 4.30%, 05/18/24		325	324,844
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50% 1.00% Floor), 4.80%, 01/31/24(a)		86	85,995
Gardner Denver, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.75%), 5.05%, 07/30/24		885	887,719
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.48%, 08/05/24		491	493,830
Infiltrator Systems, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.30%, 05/27/22		753	756,005
Mueller Water Products, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.58%, 11/25/21		295	297,132
Rexnord LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.21%, 08/21/24		381	382,066
Tecomet, Inc., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.41%, 05/01/24		631	631,683

28

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Machinery (continued)
Titan Acquisition Ltd., 2018 Term Loan B, (2 mo. LIBOR + 3.00%), 5.06%, 03/28/25	USD	851	$844,138

			4,703,412
Media — 3.5%
Altice Financing SA, 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 5.10%, 01/31/26		83	81,462
Altice US Finance I Corp., 2017 Term Loan, (1 mo. LIBOR + 2.25%), 4.23%, 07/28/25		2,182	2,171,694
Cable One, Inc., 2017 Term Loan B, (3 mo. LIBOR + 1.75%), 4.06%, 05/01/24(a)		258	259,126
CBS Radio, Inc., 2017 Term Loan B, (PRIME + 1.75%), 4.70%, 11/17/24		374	370,043
Charter Communications Operating LLC:
2017 Term Loan A2, (1 mo. LIBOR + 1.50%), 3.49%, 03/31/23		1,030	1,028,534
2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.99%, 04/30/25		1,791	1,793,270
CSC Holdings LLC:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 4.17%, 07/17/25		1,489	1,482,219
2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.42%, 01/25/26		460	458,850
Getty Images, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 5.80%, 10/18/19		102	98,244
Gray Television, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.25%), 4.17%, 02/07/24		499	500,158
iHeartCommunications, Inc. (j):
Extended Term Loan E, (3 mo. LIBOR + 7.50%), 9.19%, 07/30/19		215	168,184
Term Loan D, (3 mo. LIBOR + 6.75%), 8.44%, 01/30/19		1,341	1,052,749
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.47%, 01/02/24		583	602,827
Lamar Media Corp., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.69%, 03/14/25		240	241,099
Learfield Communications LLC(a):
2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.24%, 12/01/23		591	594,869
2017 1st Lien Term Loan, 4.25%, 12/01/23		202	202,969
MH Sub I LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.68%, 09/13/24		279	279,298

Security		Par (000)	Value
Media (continued)
Mission Broadcasting, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.50%), 4.41%, 01/17/24	USD	64	$64,278
Nexstar Broadcasting, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.50%), 4.41%, 01/17/24		500	500,542
Numericable Group SA, Term Loan B12, (3 mo. LIBOR + 3.00%), 5.35%, 01/31/26		257	252,574
PSAV Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.22%, 03/01/25		315	313,819
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 4.98%, 02/01/24		446	438,653
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.99%, 04/11/25		670	668,908
Sinclair Television Group, Inc., 2017 Term Loan B, 2.50%, 12/12/24		387	386,516
Stars Group Holdings B.V. (The), 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%), 5.32%, 04/06/25		1,323	1,323,170
Trader Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.30%, 09/28/23		517	515,941
Tribune Media Co., Term Loan C, (1 mo. LIBOR + 3.00%), 4.98%, 01/27/24		1,222	1,220,289
Unitymedia Finance LLC, Term Loan B, (1 mo. LIBOR + 2.25%), 4.17%, 09/30/25		691	690,261
Unitymedia Hessen GmbH & Co. KG, 2018 Term Loan B, 1.00%, 05/24/23(p)		427	429,553
Virgin Media Bristol LLC, 2017 Term Loan, (1 mo. LIBOR + 2.50%), 4.42%, 01/15/26		1,795	1,789,076
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 4.74%, 05/18/25		379	376,024
WMG Acquisition Corp., 2017 Term Loan E, (1 mo. LIBOR + 2.25%), 4.23%, 11/01/23		702	701,221
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 4.42%, 04/15/25		435	432,381

			21,488,801
Metals & Mining — 0.1%
AMG Advanced Metallurgical Group NV, 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.30%, 01/29/25(a)		330	332,236

29

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Metals & Mining (continued)
WireCo WorldGroup, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 5.00% 1.00% Floor), 6.98%, 09/30/23	USD	185	$185,595

			517,831
Multiline Retail — 0.2%
Hudson’s Bay Co., 2015 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.22%, 09/30/22		966	899,193
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.17%, 10/25/20		377	333,500

			1,232,693
Oil & Gas Equipment & Services — 0.1%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00% 1.00% Floor), 6.91%, 05/10/25		613	617,235

Oil, Gas & Consumable Fuels — 1.2%
BCP Raptor LLC, Term Loan B, (2 mo. LIBOR + 4.25% 1.00% Floor), 6.31%, 06/24/24		917	893,252
Brazos Delaware II, LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 5.95%, 05/21/25		461	459,847
California Resources Corp.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 6.70%, 12/31/22		651	665,374
Second Out Term Loan, (1 mo. LIBOR + 10.37% 1.00% Floor), 12.34%, 12/31/21		745	834,943
Chesapeake Energy Corp., Term Loan, (1 mo. LIBOR + 7.50% 1.00% Floor), 9.47%, 08/23/21		962	1,009,664
CONSOL Energy, Inc.:
1st Lien Term Loan A, (1 Week LIBOR + 4.50%), 6.58%, 11/26/21(a)		106	106,117
1st Lien Term Loan B, (1 mo. LIBOR + 6.00% 1.00% Floor), 8.32%, 10/26/22		636	651,337
EG Group Ltd., 2018 Term Loan B, (3 mo. LIBOR + 4.00%), 6.34%, 02/06/25		255	254,151
EWT Holdings III Corp., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.30%, 12/20/24		272	273,040

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Lucid Energy Group II LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.93%, 02/17/25(a)	USD	395	$391,050
Medallion Midland Acquisition LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 10/30/24(a)		544	534,803
MEG Energy Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.81%, 12/31/23		142	142,698
Ultra Resources, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.93%, 04/12/24		201	183,658
Vine Oil & Gas LP, Term Loan B, (1 mo. LIBOR + 6.87% 1.00% Floor), 8.86%, 12/12/21(a)		383	382,043
Woodford Express LLC, 2018 Term Loan B, (1 mo. LIBOR + 5.00% 1.00% Floor), 6.98%, 01/17/25		360	347,512

			7,129,489
Personal Products — 0.3%
Clover Merger Sub, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 09/26/24		1,235	1,092,322
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.75% 1.00% Floor), 9.73%, 09/26/25		544	419,560
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.00%), 3.98%, 01/26/24		391	392,096

			1,903,978
Pharmaceuticals — 1.2%
Akorn, Inc., Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 6.25%, 04/16/21(a)		797	775,113
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.50%), 5.63%, 05/04/25		1,155	1,152,113
Endo Luxembourg Finance Company I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.25%, 04/29/24		675	667,597
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 4.00%, 01/31/25		1,228	1,231,000
Jaguar Holding Company II, 2018 Term Loan, (3 mo. LIBOR + 2.50% 1.00% Floor), 4.65%, 08/18/22		1,523	1,521,445

30

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.:
2018 Term Loan B, 5.33%, 05/17/25	USD	480	$480,782
Series F4 Term Loan B, (1 mo. LIBOR + 3.50%), 5.42%, 04/01/22		1,371	1,372,649

			7,200,699
Professional Services — 0.4%
Cast and Crew Payroll LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 2.75%), 4.68%, 09/27/24		743	741,844
Information Resources, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 6.57%, 01/18/24		342	343,046
ON Assignment, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.98%, 04/02/25		352	352,309
PricewaterhouseCoopers LLP, 2018 Term Loan, (3 mo. LIBOR + 3.25%), 5.16%, 05/01/25(a)		310	311,550
SIRVA Worldwide, Inc., 2016 Term Loan, (3 mo. LIBOR + 6.50% 1.00% Floor), 8.72%, 11/14/22(a)		220	221,630
Sterling Infosystems, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 06/20/22(a)		584	580,613

			2,550,992
Real Estate Investment Trusts (REITs) — 0.6%
Capital Automotive LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.49%, 03/24/24		246	246,317
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 Week LIBOR + 2.00%), 3.75%, 04/25/23		1,372	1,370,689
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.17%, 05/11/24		406	407,828
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 3.96%, 12/20/24		1,873	1,871,674

			3,896,508
Real Estate Management & Development — 0.4%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.23%, 04/18/24		1,377	1,376,779
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.18%, 02/08/25		810	813,291

Security		Par (000)	Value
Real Estate Management & Development (continued)
SMG Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 01/23/25	USD	305	$305,891

			2,495,961
Restaurants — 0.1%
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.69%, 04/03/25		512	513,891

Road & Rail — 0.3%
PODS LLC, Term Loan B3, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.93%, 12/06/24		1,186	1,071,484
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (PRIME + 2.50%), 5.48%, 06/13/23		527	527,808

			1,599,292
Semiconductors & Semiconductor Equipment — 0.2%
Cavium, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.22%, 08/16/22(a)		234	234,382
MaxLinear, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 4.42%, 05/12/24(a)		125	124,800
Microchip Technology Incorporated, 2018 Term Loan B, 4.32%, 05/29/25		875	879,594
ON Semiconductor Corporation, 2018 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 3.73%, 03/31/23		167	166,816

			1,405,592
Software — 4.0%
Almonde, Inc.:
1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.81%, 06/13/24		630	619,839
2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 9.56%, 06/13/25		85	81,946
Applied Systems, Inc.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.30%, 09/19/24		642	646,049
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 9.30%, 09/19/25		160	164,974
Aptean, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 6.56%, 12/20/22		376	376,294
Barracuda Networks, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.17%, 02/12/25		310	311,420

31

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Software (continued)
BMC Software Finance, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 09/10/22	USD	390	$390,919
Cypress Intermediate Holdings III, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.99%, 04/27/24		292	292,091
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.73%, 04/27/25		248	249,086
Dell, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.99%, 09/07/23		875	874,419
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.61%, 05/28/24		417	405,684
DTI Holdco, Inc., 2018 Term Loan B, (1 mo. LIBOR + 4.75% 1.00% Floor), 6.73%, 10/02/23(a)		504	501,732
Flexera Software LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.24%, 02/26/25		195	195,634
Hyland Software, Inc.:
2017 1st Lien Term Loan, (PRIME + 2.25%), 5.23%, 07/01/22		477	480,165
2017 2nd Lien Term Loan, (PRIME + 6.00%), 8.98%, 07/07/25		235	238,819
Infor (US), Inc., Term Loan B6, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.73%, 02/01/22		1,358	1,357,571
Informatica Corp., 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.23%, 08/05/22		1,060	1,066,841
IQOR US, Inc., Term Loan B, (3 mo. LIBOR + 5.00% 1.00% Floor), 7.31%, 04/01/21		373	372,376
Kronos, Inc.:
2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.36%, 11/01/23		1,278	1,283,653
2nd Lien Term Loan, (3 mo. LIBOR + 8.25% 1.00% Floor), 10.61%, 11/01/24		615	636,525
MA FinanceCo. LLC, Term Loan B3, (1 mo. LIBOR + 2.75%), 4.73%, 06/21/24		90	89,727
McAfee LLC, 2017 Term Loan B, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.47%, 09/30/24		711	715,736

Security		Par (000)	Value
Software (continued)
Mitchell International, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 5.23%, 11/29/24	USD	1,258	$1,257,527
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.23%, 11/20/25		400	402,332
2017 Delayed Draw Term Loan, (UNFND + 3.25%), 5.22%, 11/29/24		102	101,604
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, (6 mo. LIBOR + 3.50% 1.00% Floor), 5.99%, 04/26/24		653	650,311
Project Leopard Holdings, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.98%, 07/07/23		279	282,084
Renaissance Learning, Inc., 2018 Add On Term Loan, 3.25%, 05/18/25		240	240,000
Seattle Spinco, Inc., Term Loan B3, (1 mo. LIBOR + 2.75%), 4.73%, 06/21/24		608	605,951
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.98%, 02/05/24		1,451	1,456,573
Solera LLC, Term Loan B, 4.73%, 03/03/23		1,405	1,408,256
Sophia LP, 2017 Term Loan B, 5.55%, 09/30/22		1,597	1,598,273
SS&C Technologies Holdings Europe SARL, 2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 4.48%, 04/16/25		634	636,871
SS&C Technologies, Inc.:
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 4.23%, 07/08/22		913	917,896
2018 Term Loan B3, (1 mo. LIBOR + 2.50%), 4.48%, 04/16/25		1,694	1,702,281
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 4.98%, 05/01/24		1,181	1,181,460
Tibco Software, Inc., Repriced Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.49%, 12/04/20		1,029	1,031,477

			24,824,396
Specialty Retail — 0.7%
Academy Ltd., 2015 Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.94%, 07/01/22		638	503,836

32

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Specialty Retail (continued)
Belron Finance US LLC, Term Loan B, (3 mo. LIBOR + 2.50%), 4.86%, 11/07/24	USD	760	$762,626
CD&R Firefly Bidco Limited, 2018 GBP Term Loan B1, 4.50%, 05/09/25	GBP	1,000	1,319,939
Leslie’s Poolmart, Inc., 2016 Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 08/16/23	USD	245	244,663
Michaels Stores, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.46%, 01/28/23		212	211,261
Party City Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.94%, 08/19/22		199	200,138
Petco Animal Supplies, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.61%, 01/26/23		278	195,002
Research Now Group, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.86%, 12/20/24		394	382,850
Staples, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 6.36%, 09/12/24		278	272,058
TruGreen LP, 2017 Term Loan, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.93%, 04/13/23(a)		380	383,489

			4,475,862
Technology Hardware, Storage & Peripherals — 0.2%
Western Digital Corporation, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 3.71%, 04/29/23		1,343	1,345,069

Textiles, Apparel & Luxury Goods — 0.1%
Ascend Performance Materials Operations LLC, Term Loan B, (1 mo. LIBOR + 5.25% 1.00% Floor), 7.31%, 08/12/22		706	707,534
Varsity Brands, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.48%, 12/15/24		165	165,410

			872,944
Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.61%, 05/18/25(a)		909	911,259

Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.18%, 01/02/25		1,101	1,100,726

Security		Par (000)	Value
Trading Companies & Distributors (continued)
HD Supply, Inc.:
Term Loan B3, (3 mo. LIBOR + 2.25%), 4.55%, 08/13/21	USD	815	$818,333
Term Loan B4, (3 mo. LIBOR + 2.50%), 4.80%, 10/17/23		222	223,307
LSF9 Cypress Holdings LLC, 2018 Term Loan B, 1.00%, 05/10/25(p)		425	425,268
Nexeo Solutions LLC, 2017 Repriced Term Loan, (3 mo. LIBOR + 3.25%), 5.57%, 06/09/23		310	311,608
Oxbow Carbon LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%), 5.73%, 01/04/23(a)		148	149,606
Pro Mach Group, Inc., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.03%, 03/07/25		355	353,491

			3,382,339
Transportation — 0.2%
Direct ChassisLink, Inc., 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 7.98%, 06/15/23(a)		220	223,300
Gruden Acquisition, Inc., 2017 Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.80%, 08/18/22		255	256,347
Safe Fleet Acquisition, Corp.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.91%, 02/01/25		475	472,924
2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.66%, 02/01/26		215	214,822

			1,167,393
Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 5.31%, 11/28/24		221	221,485

Wireless Telecommunication Services — 0.5%
Geo Group, Inc. (The), 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.97%, 03/22/24		645	644,482
Ligado Networks LLC:
2015 2nd Lien Term Loan, 13.82%, 12/07/20		36	11,960
PIK Exit Term Loan (9.75% PIK), 5.53%, 12/07/20		2,231	1,875,617
Xplornet Communications, Inc., Term Loan B, 6.31%, 09/09/21(a)		429	431,070

			2,963,129

Total Floating Rate Loan Interests — 39.8% (Cost — $245,833,088)			244,906,441

33

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Foreign Agency Obligations — 4.0%
Argentine Republic Government International Bond:
6.88%, 04/22/21	USD	229	$231,290
5.63%, 01/26/22(g)		326	312,145
7.50%, 04/22/26(g)		3,008	2,958,398
6.88%, 01/26/27(g)		765	720,630
5.88%, 01/11/28		124	108,190
7.63%, 04/22/46(g)		2,422	2,137,415
Bahrain Government International Bond, 6.75%, 09/20/29(c)		200	171,419
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/18(n)	BRL	1,000	267,128
Cyprus Government International Bond, 4.63%, 02/03/20(c)	EUR	2,600	3,222,341
Egypt Government International Bond:
5.75%, 04/29/20	USD	882	903,115
8.50%, 01/31/47(c)		227	240,629
Iceland Government International Bond, 5.88%, 05/11/22		3,030	3,364,538
Indonesia Government International Bond:
3.75%, 04/25/22		206	204,295
4.75%, 01/08/26		395	404,451
Lebanon Government International Bond, 6.85%, 03/23/27		182	153,277
Mexican Bonos:
8.00%, 06/11/20	MXN	24	121,136
7.50%, 06/03/27		27	132,750
Portugal Government International Bond, 5.13%, 10/15/24(c)	USD	3,190	3,278,363
Republic of South Africa Government International Bond:
5.50%, 03/09/20		407	419,314
5.88%, 05/30/22		1,111	1,176,200
4.88%, 04/14/26		227	221,041
Russian Federal Bond - OFZ:
6.40%, 05/27/20	RUB	19,750	314,602
7.05%, 01/19/28		34,303	542,771
Russian Foreign Bond - Eurobond, 4.25%, 06/23/27	USD	200	193,645
South Africa Government Bond, 6.50%, 02/28/41	ZAR	3,034	173,460
Turkey Government Bond:
8.50%, 07/10/19	TRY	395	80,528
11.00%, 03/02/22		896	173,166
Turkey Government International Bond:
10.50%, 01/15/20		837	170,360
7.00%, 06/05/20(g)	USD	530	546,427
5.63%, 03/30/21		469	470,359
5.13%, 03/25/22(g)		584	570,743
6.25%, 09/26/22		585	593,208

Security		Par (000)	Value
Foreign Agency Obligations (continued)
Turkey Government International Bond (continued):
7.38%, 02/05/25	USD	83	$87,077

Total Foreign Agency Obligations — 4.0% (Cost — $25,441,842)			24,678,018

Investment Companies — 0.2%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF		39,901	1,090,893

Total Investment Companies — 0.2% (Cost — $1,103,223)			1,090,893

Non-Agency Mortgage-Backed Securities — 6.9%

Collateralized Mortgage Obligations — 0.8%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35		2,264	1,998,298
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 09/25/35		450	447,662
Series 2006-17, Class A2, 6.00%, 12/25/36		1,210	996,609
Series 2007-HY5, Class 3A1, 3.41%, 09/25/37(e)		907	859,255
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.74%, 10/25/35(e)		704	602,417

			4,904,241
Commercial Mortgage-Backed Securities — 6.1%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 04/14/33(c)(e)		4,830	4,758,618
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class D, (1 mo. LIBOR + 3.05%), 4.97%, 09/15/27(c)(d)(f)		2,825	2,835,026
Commercial Mortgage Pass-Through Certificates, Series 2014-PAT(c)(d)(f):
Class E, (1 mo. LIBOR + 3.15%), 5.08%, 08/13/27		1,000	1,009,467
Class F, (1 mo. LIBOR + 2.44%), 4.37%, 08/13/27		2,000	1,998,822
Commercial Mortgage Trust:
Series 2013-LC6, Class B, 3.74%, 01/10/46		1,110	1,098,373
Series 2015-3BP, Class A, 3.18%, 02/10/35(c)		5,930	5,813,899
Series 2015-CR22, Class B, 3.93%, 03/10/48(e)		5,000	4,922,077
Core Industrial Trust, Series 2015-TEXW, Class D, 3.85%, 02/10/34(c)(e)		3,615	3,626,850

34

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 04/15/50(e)	USD	890	$885,523
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, 12/15/34(c)(e)		4,830	4,806,448
Greenwich Capital Commercial Funding orp. Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.75%, 07/10/38(e)		532	532,628
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 02/10/46(c)		1,995	1,984,184
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 2.85%, 10/06/38(c)(e)		800	755,945
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 08/15/45		1,085	1,109,743
Class C, 4.89%, 08/15/45(e)		1,395	1,414,737

			37,552,340

Total Non-Agency Mortgage-Backed Securities — 6.9% (Cost — $42,732,400)			42,456,581

Other Interests(q) — 0.0%

Auto Components — 0.0%
Lear Corp. Escrow(a)		1,000	10

Communications Equipment — 0.0%
Avaya, Inc.(a)		289	—
IT Services — 0.0%
Millennium Lender Claims(a)(b)		1,779	—

Total Other Interests — 0.0% (Cost — $—)			10

Preferred Securities

Capital Trusts — 7.7%

Auto Components — 0.1%
General Motors Financial Co., Inc., Series A, 5.75%(e)(g)(m)		352	342,760

Banks — 2.2%
Banco Santander SA, 6.25%(i)(m)		100	119,512
Capital One Financial Corp., Series E, 5.55%(g)(i)(m)		3,000	3,067,500
CIT Group, Inc., Series A, 5.80%(i)(m)		235	233,531
Citigroup, Inc.(g)(i)(m): 5.90%		5,000	5,095,000
5.95%		1.370	1,392,263
Series R, 6.13%		950	990,375

Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA, 6.63%(i)(m)	200	$263,885
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 2.56%(d)(m)	100	75,004
Intesa Sanpaolo SpA, 7.00%(i)(m)	200	242,578
Wells Fargo & Co.(g)(i)(m):
Series S, 5.90%	1,585	1,589,121
Series U, 5.88%	785	806,014

		13,874,783
Capital Markets — 1.2%
Goldman Sachs Group, Inc.(g)(m): Series M, 5.38%(i)	1,730	1,764,981
Series P, 5.00%(e)	1,185	1,126,935
Morgan Stanley, Series H, 5.45%(g)(i)(m)	2,546	2,593,737
State Street Corp., Series F, 5.25%(g)(i)(m)	1,625	1,659,531

		7,145,184
Chemicals — 0.0%
Solvay Finance SA, 5.12%(i)(m)	100	128,011

Diversified Financial Services — 3.1%
ATF Netherlands BV, 3.75%(i)(m)	100	118,366
Bank of America Corp.(g)(i)(m):
Series AA, 6.10%	420	433,125
Series U, 5.20%	1,250	1,228,238
Series V, 5.13%	510	515,100
Series X, 6.25%	1,929	2,006,584
Credit Agricole SA, 6.50%(i)(m)	100	127,427
Credit Suisse Group AG, 6.25%(i)(m)	200	198,500
HBOS Capital Funding LP, 6.85%(m)	100	100,960
HSBC Holdings PLC, 6.00%(i)(m)	415	397,363
JPMorgan Chase & Co.(g)(i)(m): Series U, 6.13%	6,690	6,907,425
Series V, 5.00%	4,060	4,095,525
Royal Bank of Scotland Group PLC, 8.63%(i)(m)	400	432,880
Societe Generale SA, 6.00%(c)(g)(i)(m)	2,000	1,967,300
UBS Group Funding Switzerland AG, 5.00%(e)(m)	200	180,222
UniCredit SpA, 6.75%(i)(m)	200	236,148

		18,945,163
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV(i)(m): 3.75%	100	120,295
4.20%	200	243,563
5.00%	100	124,389

		488,247
Electric Utilities — 0.0%
Enel SpA, 7.75%, 09/10/2075(i)	100	146,288
Origin Energy Finance Ltd., 4.00%, 09/16/2074(i)	100	120,851
RWE AG, 2.75%, 04/21/2075(i)	20	23,772

		290,911

35

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Security	Par (000)	Value
Insurance — 1.0%
Hartford Financial Services Group, Inc., 8.13%, 06/15/2068(g)(i)	2,500	$2,503,125
Voya Financial, Inc., 5.65%, 05/15/2053(g)(i)	3,500	3,535,000

		6,038,125
Oil, Gas & Consumable Fuels — 0.0%
Gas Natural Fenosa Finance BV, 3.38%(e)(m)	100	116,241
Repsol International Finance BV, 4.50%, 03/25/2075(i)	100	123,686

		239,927

Total Capital Trusts — 7.7% (Cost — $47,223,204)		47,493,111

	Shares
Preferred Stocks — 1.8%

Capital Markets — 1.7%
Goldman Sachs Group, Inc., Series J, 5.50%(i)(m)	202,526	5,261,625
Morgan Stanley(i)(m): Series F, 6.88%	120,000	3,308,400
Series K, 5.85%	53,253	1,373,395
SCE Trust III, Series H, 5.75%(i)(m)	21,200	557,348

		10,500,768
Machinery — 0.1%
Stanley Black & Decker, Inc., 5.38%(i)(m)	3,520	374,704

Wireless Telecommunication Services — 0.0%
CF-B L2(D) LLC, (Aquired 04/08/15, cost $11,497), 0.00%(r)	131,224	54,734

Total Preferred Stocks — 1.8% (Cost — $10,606,837)		10,930,206

Trust Preferred

Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2(i)	105,753	2,761,211

Total Trust Preferreds — 0.4% (Cost — $2,686,547)		2,761,211

Total Preferred Securities — 9.9%		61,184,528

Security		Par (000)	Value
U.S. Government Sponsored Agency Securities — 4.4%

Collateralized Mortgage Obligations — 1.0%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 4.96%, 10/25/29(d)(f)	USD	1,600	$1,709,942
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44(g)		4,494	4,519,734

			6,229,676
Interest Only Collateralized Mortgage Obligations — 0.4%
Freddie Mac Mortgage-Backed Securities, Class X1(e):
Series K042, 1.05%, 12/25/24		34,456	1,987,269
Series K707, 1.51%, 12/25/18		39,532	156,331

			2,143,600
Mortgage-Backed Securities — 3.0%
Fannie Mae Mortgage-Backed Securities(g):
3.00%, 05/01/30		17,871	17,889,452
5.00%, 07/01/20 - 08/01/23		603	612,813

			18,502,265

Total U.S. Government Sponsored Agency Securities — 4.4% (Cost — $27,719,427)			26,875,541

		Shares
Warrants — 0.0%

Metals & Mining — 0.0%
AFGlobal Corp. (Expires12/20/20)(a)		2,542	—

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 03/09/10, 19 Shares for 1 Warrant, Expires 06/22/19, Strike Price $42.27)(a)		3,100	—

Total Warrants — 0.0% (Cost — $31)			—

Total Long-Term Investments — 140.6% (Cost — $873,706,754)			865,350,801

36

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.63%(s)(t)	1,753,744	$1,753,744

Total Short-Term Securities — 0.3% (Cost — $1,753,744)		1,753,744
Options Purchased — 0.0% (Cost — $76,748)		12,938

Total Investments — 140.9% (Cost — $875,537,246)		867,117,483
Liabilities in Excess of Other Assets — (40.9)%		(251,507,760)

Net Assets — 100.0%		$615,609,723

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Floating rate security. Rate shown is the rate in effect as of period end.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Convertible security.
(l)	When-issued security.
(m)	Perpetual security with no stated maturity date.
(n)	Zero-coupon bond.
(o)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $54,734 and an original cost of $11,497, which was less than 0.01% of its net assets.
(s)	Annualized 7-day yield as of period end.

37

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

(t)	During the period ended May 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 08/31/17	Shares Purchased		Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,298,832	454,912	(a)	—	1,753,744	$1,753,744	$66,752	$28	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—	55,000		(55,000)	—	—	34,789	(26,356)	—

						$1,753,744	$101,541	$(26,328)	$—

(a)	Represents net shares purchased.
(b)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

ABS — Asset-Backed Security
CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
EUR — Euro
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GBP — British Pound
LIBOR — London Interbank Offered Rate
MSCI — Morgan Stanley Capital International
MTN — Medium-Term Note
MXN — Mexican Peso
NZD — New Zealand Dollar
OTC — Over-the-Counter
PIK — Payment-In-Kind
SEK — Swedish Krona
SO — Special Obligation
SPDR — Standard & Poor’s Depository Receipts
USD — U.S. Dollar

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	2.45%	08/10/17	Open	$193,000	$196,334	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	08/23/17	Open	120,840	122,856	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	09/12/17	Open	385,950	392,012	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	09/12/17	Open	589,155	598,408	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	09/12/17	Open	428,750	435,484	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	09/27/17	Open	709,520	720,048	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	10/04/17	Open	417,000	423,030	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	10/04/17	Open	896,000	908,956	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	10/04/17	Open	340,425	345,347	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	10/10/17	Open	151,200	153,337	Corporate Bonds	Open/Demand

38

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.45%	10/12/17	Open	$320,625	$325,122	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	10/13/17	Open	195,722	198,436	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	10/13/17	Open	93,000	94,304	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	11/02/17	Open	1,662,015	1,683,437	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	11/06/17	Open	283,920	287,518	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25%	11/08/17	Open	261,398	261,514	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	11/08/17	Open	863,470	874,319	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	11/08/17	Open	491,620	497,797	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	11/09/17	Open	448,695	454,308	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	11/10/17	Open	101,783	103,039	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	11/17/17	Open	433,260	438,445	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	11/29/17	Open	89,380	90,401	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	11/29/17	Open	656,880	664,386	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	11/30/17	Open	250,000	252,843	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/07/17	Open	173,470	175,377	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/07/17	Open	431,955	436,704	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/07/17	Open	259,500	262,353	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/07/17	Open	253,590	256,378	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/07/17	Open	176,580	178,521	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/07/17	Open	167,500	169,341	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/07/17	Open	269,765	272,731	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/07/17	Open	362,180	366,161	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/07/17	Open	389,550	393,832	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/07/17	Open	491,250	496,650	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/07/17	Open	277,530	280,581	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/07/17	Open	445,050	449,942	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/07/17	Open	160,500	162,264	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.30%	12/14/17	Open	2,990,000	3,019,671	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/14/17	Open	345,000	348,695	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/14/17	Open	379,000	383,060	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.30%	12/15/17	Open	2,712,000	2,739,150	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/19/17	Open	240,425	242,927	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/19/17	Open	262,975	265,711	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/20/17	Open	489,880	494,977	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/20/17	Open	500,067	505,270	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/20/17	Open	463,937	468,765	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/20/17	Open	476,000	480,953	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/20/17	Open	66,200	66,885	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	12/20/17	Open	106,275	107,374	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/26/17	Open	329,000	332,283	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/26/17	Open	128,000	129,277	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/26/17	Open	587,000	592,857	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/26/17	Open	1,504,000	1,519,007	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/26/17	Open	219,000	221,185	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/26/17	Open	1,485,000	1,499,817	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/26/17	Open	1,697,000	1,713,932	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/26/17	Open	2,111,000	2,132,063	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/26/17	Open	668,000	674,665	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/26/17	Open	1,287,000	1,299,841	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/26/17	Open	1,310,000	1,323,071	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/26/17	Open	1,724,000	1,741,202	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/26/17	Open	2,122,000	2,143,173	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/26/17	Open	2,496,000	2,520,905	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.25%	12/27/17	Open	298,000	298,149	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	562,000	567,573	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	286,000	288,836	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	549,000	554,444	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	539,000	544,345	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	814,000	822,072	Capital Trusts	Open/Demand

39

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	$945,000	$954,371	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	922,000	931,143	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	307,000	310,044	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	33,000	33,327	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	1,007,000	1,016,986	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	593,000	598,881	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	636,215	642,524	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	250,000	252,479	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	397,000	400,937	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	466,000	470,621	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	416,000	420,125	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	466,000	470,621	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	161,000	162,597	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	921,000	930,133	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	298,000	300,955	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	421,000	425,175	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	162,000	163,607	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	316,000	319,134	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	992,000	1,001,837	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	363,000	366,600	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	333,000	336,302	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	1,145,000	1,156,355	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	646,000	652,406	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	854,000	862,469	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	214,000	216,122	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	12/27/17	Open	222,000	224,202	Corporate Bonds	Open/Demand
UBS Ltd.	2.25%	01/04/18	Open	254,023	256,210	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(1.00)%	01/08/18	Open	406,350	405,774	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	(0.05)%	01/08/18	Open	223,650	223,483	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/08/18	Open	304,610	307,407	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/08/18	Open	530,245	535,114	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/08/18	Open	263,984	266,424	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	01/09/18	Open	608,000	613,666	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	01/09/18	Open	585,000	590,452	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	01/09/18	Open	589,000	594,489	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	01/09/18	Open	675,000	681,333	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	01/09/18	Open	610,000	615,723	Capital Trusts	Open/Demand
J.P. Morgan Securities LLC	1.25%	01/09/18	Open	248,369	249,459	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	01/11/18	Open	54,366	54,813	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/11/18	Open	357,525	360,743	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/11/18	Open	504,885	509,429	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	01/19/18	Open	216,788	218,324	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	01/19/18	Open	532,950	536,728	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	01/19/18	Open	131,950	132,885	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	01/19/18	Open	316,200	318,442	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	01/24/18	Open	147,580	148,603	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(0.25)%	01/25/18	Open	128,000	127,833	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(0.50)%	01/25/18	Open	88,000	87,808	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.07%	01/26/18	Open	385,000	387,565	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	01/29/18	Open	1,398,837	1,409,974	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	01/29/18	Open	1,783,359	1,797,448	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	01/29/18	Open	355,380	358,188	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	01/29/18	Open	814,348	820,782	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/29/18	Open	80,010	80,642	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/29/18	Open	281,880	284,107	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/29/18	Open	491,612	495,496	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	01/30/18	Open	141,075	142,010	Corporate Bonds	Open/Demand

40

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.09%	01/30/18	Open	$1,785,600	$1,797,437	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	01/30/18	Open	288,225	290,136	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/30/18	Open	470,250	473,936	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/30/18	Open	425,100	428,432	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/30/18	Open	163,350	164,630	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/30/18	Open	1,361,160	1,371,830	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/30/18	Open	260,580	262,623	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/30/18	Open	878,805	885,694	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/30/18	Open	343,400	346,092	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/30/18	Open	167,500	168,813	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/30/18	Open	914,760	921,931	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	01/30/18	Open	113,738	114,629	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.25)%	02/01/18	Open	195,911	195,141	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	02/02/18	Open	872,160	878,731	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	02/05/18	Open	112,095	112,933	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	(1.00)%	02/08/18	Open	259,200	258,394	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	02/09/18	Open	416,000	419,032	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	02/20/18	Open	343,224	345,453	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.15%	02/21/18	Open	317,072	318,887	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	02/21/18	Open	1,203,692	1,210,256	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	02/21/18	Open	1,478,071	1,486,131	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	02/21/18	Open	904,240	910,168	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	02/27/18	Open	418,000	420,615	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	03/15/18	Open	225,000	226,197	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	03/15/18	Open	205,000	206,090	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	03/16/18	Open	343,820	345,528	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	03/20/18	Open	571,000	573,823	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.60%	03/20/18	Open	386,194	387,408	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.60%	03/20/18	Open	559,913	561,549	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	1.90%	03/20/18	Open	314,035	315,211	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	03/22/18	Open	8,426	8,462	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	03/23/18	Open	213,000	213,991	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	03/23/18	Open	348,000	349,619	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	03/23/18	Open	399,000	400,856	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	03/23/18	Open	401,850	403,682	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	03/26/18	Open	178,000	178,816	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50%	03/29/18	Open	330,750	332,220	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.50%	03/29/18	Open	465,649	467,718	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50%	03/29/18	Open	468,060	470,140	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50%	03/29/18	Open	493,450	495,643	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	03/29/18	Open	1,398,750	1,403,947	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.96%	04/09/18	Open	99,000	99,280	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	04/10/18	Open	910,963	913,544	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	04/10/18	Open	1,270,750	1,274,350	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	04/10/18	Open	221,000	221,767	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	04/10/18	Open	916,000	919,179	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	04/10/18	Open	461,000	462,600	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	04/10/18	Open	213,000	213,739	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	04/10/18	Open	127,000	127,441	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	04/10/18	Open	456,000	457,583	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	04/10/18	Open	1,023,000	1,026,551	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	2.00%	04/10/18	Open	2,666,000	2,673,554	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/10/18	Open	419,413	420,654	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/10/18	Open	272,975	273,783	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/10/18	Open	524,475	526,028	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/10/18	Open	254,375	255,128	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/10/18	Open	97,000	97,287	Corporate Bonds	Open/Demand

41

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.09%	04/10/18	Open	$39,100	$39,216	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/10/18	Open	486,200	487,640	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/10/18	Open	54,293	54,481	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/10/18	Open	256,035	256,924	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/10/18	Open	318,308	319,412	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/10/18	Open	100,215	100,563	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/10/18	Open	1,029,350	1,032,923	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/10/18	Open	234,900	235,715	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/10/18	Open	711,480	713,949	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/10/18	Open	182,000	182,632	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.11%	04/11/18	Open	360,360	361,416	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.25%	04/11/18	Open	665,635	667,715	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.25%	04/11/18	Open	560,805	562,558	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.30%	04/11/18	Open	1,357,720	1,362,057	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.46%	04/11/18	Open	860,843	863,784	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.46%	04/11/18	Open	914,890	918,016	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.46%	04/11/18	Open	222,369	223,129	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.46%	04/11/18	Open	549,540	551,418	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.46%	04/11/18	Open	1,049,450	1,053,036	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/11/18	Open	377,715	379,000	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/11/18	Open	323,578	324,679	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/11/18	Open	204,233	204,927	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/11/18	Open	264,960	265,862	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	04/12/18	Open	2,148,938	2,154,787	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00%	04/12/18	Open	612,625	614,293	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/12/18	Open	1,197,625	1,201,293	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/12/18	Open	590,441	592,249	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/12/18	Open	560,745	562,462	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/12/18	Open	592,311	594,125	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/12/18	Open	501,000	502,534	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/12/18	Open	723,669	725,885	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/12/18	Open	576,200	577,965	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/12/18	Open	582,233	584,016	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/12/18	Open	619,125	620,886	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/12/18	Open	1,693,125	1,697,941	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/12/18	Open	651,563	653,416	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/12/18	Open	245,438	246,136	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/12/18	Open	1,167,188	1,170,508	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/12/18	Open	1,414,875	1,418,900	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	04/12/18	Open	2,062,500	2,068,367	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/12/18	Open	290,308	291,276	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/12/18	Open	2,267,375	2,274,936	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/12/18	Open	557,925	559,786	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	04/16/18	Open	503,000	504,540	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/17/18	Open	575,104	576,685	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/17/18	Open	491,619	492,971	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/17/18	Open	514,750	516,166	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/17/18	Open	662,613	664,435	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/17/18	Open	522,460	523,897	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/17/18	Open	452,800	454,045	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/17/18	Open	410,486	411,615	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/19/18	Open	180,593	181,067	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	04/19/18	Open	130,000	130,379	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	04/20/18	Open	775,368	777,257	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/20/18	Open	428,040	429,176	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	04/24/18	Open	165,000	165,424	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	04/30/18	Open	215,040	215,494	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	05/01/18	Open	703,313	704,631	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	05/01/18	Open	402,814	403,569	Corporate Bonds	Open/Demand

42

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	2.25%	05/02/18	Open	$370,414	$371,085	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/03/18	Open	171,720	172,047	Corporate Bonds	Open/Demand
UBS Ltd.	2.00%	05/03/18	Open	877,725	879,090	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	05/08/18	Open	420,056	420,660	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/08/18	Open	146,850	147,080	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.89%	05/10/18	6/13/18	478,000	478,452	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.89%	05/10/18	6/13/18	98,000	98,093	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Capital, Inc.	2.25%	05/10/18	Open	221,588	221,878	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.46%	05/11/18	Open	421,655	422,174	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	1.92%	05/15/18	6/18/18	17,248,000	17,261,798	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	2.20%	05/18/18	6/01/18	4,172,585	4,176,155	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Capital, Inc.	(1.00)%	05/18/18	Open	106,313	106,271	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.50)%	05/18/18	Open	101,035	100,976	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	05/21/18	Open	349,504	349,722	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/21/18	Open	511,700	512,048	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.00)%	05/22/18	Open	78,490	78,470	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	—	05/23/18	Open	129,870	129,870	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75%	05/23/18	Open	209,100	209,135	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.50)%	05/23/18	Open	276,760	276,576	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.50%	05/23/18	Open	389,856	390,073	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50%	05/23/18	Open	342,500	342,690	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50%	05/23/18	Open	468,825	469,085	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50%	05/23/18	Open	551,460	551,766	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50%	05/23/18	Open	627,631	627,980	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50%	05/23/18	Open	302,400	302,568	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.11%	05/23/18	Open	538,869	539,121	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.32%	05/23/18	Open	502,548	502,807	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.32%	05/23/18	Open	490,806	491,059	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.46%	05/23/18	Open	1,335,653	1,336,383	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.70%	05/23/18	Open	230,400	230,538	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	05/23/18	Open	143,000	143,010	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	05/23/18	Open	1,131,000	1,131,616	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	05/23/18	Open	812,000	812,442	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	05/23/18	Open	1,507,000	1,507,820	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	05/23/18	Open	143,000	143,078	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	05/23/18	Open	71,000	71,039	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.00%	05/23/18	Open	293,000	293,130	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.00%	05/23/18	Open	1,398,000	1,398,621	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.00%	05/23/18	Open	764,000	764,340	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.00%	05/23/18	Open	2,348,000	2,349,044	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.00%	05/23/18	Open	878,000	878,390	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.00%	05/23/18	Open	2,440,000	2,441,084	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	2.00%	05/23/18	Open	1,348,000	1,348,599	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.00%	05/23/18	Open	3,212,000	3,213,428	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.25%	05/23/18	Open	6,134,000	6,137,067	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	2.25%	05/23/18	Open	854,000	854,427	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.25%	05/23/18	Open	153,000	153,077	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.25%	05/23/18	Open	480,000	480,240	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.25%	05/23/18	Open	3,128,000	3,129,564	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	2.25%	05/23/18	Open	565,000	565,283	Corporate Bonds	Open/Demand

43

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
HSBC Securities (USA), Inc.	2.25%	05/23/18	Open	$425,000	$425,213	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25%	05/24/18	Open	4,393,750	4,395,672	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.50%	05/24/18	Open	488,991	489,229	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50%	05/24/18	Open	1,258,445	1,259,057	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.25%	05/24/18	Open	2,955,000	2,956,293	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.25%	05/24/18	Open	1,498,125	1,498,780	Capital Trusts	Open/Demand
Citigroup Global Markets, Inc.	0.25%	05/24/18	Open	317,188	317,203	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	05/24/18	Open	2,477,840	2,479,045	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	2.50%	05/24/18	Open	1,840,720	1,841,615	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	2.25%	05/24/18	Open	835,000	835,365	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	05/24/18	Open	365,375	365,523	Corporate Bonds	Open/Demand
UBS Ltd.	2.25%	05/24/18	Open	763,125	763,459	Corporate Bonds	Open/Demand
UBS Ltd.	2.25%	05/24/18	Open	257,731	257,844	Corporate Bonds	Open/Demand
UBS Ltd.	2.25%	05/24/18	Open	299,460	299,591	Corporate Bonds	Open/Demand
UBS Ltd.	2.25%	05/24/18	Open	388,970	389,140	Corporate Bonds	Open/Demand
UBS Ltd.	2.25%	05/24/18	Open	157,038	157,106	Corporate Bonds	Open/Demand
UBS Ltd.	2.25%	05/24/18	Open	1,780,000	1,780,779	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.50%	05/25/18	Open	387,000	387,081	Corporate Bonds	Open/Demand
UBS Ltd.	2.05%	05/29/18	Open	3,181,500	3,181,862	Foreign Agency Obligations	Open/Demand
UBS Ltd.	2.10%	05/29/18	Open	3,038,475	3,045,892	Foreign Agency Obligations	Open/Demand
UBS Securities LLC	2.25%	05/29/18	Open	2,008,545	2,008,796	Corporate Bonds	Open/Demand
UBS Securities LLC	2.25%	05/29/18	Open	265,899	265,932	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50%	05/30/18	Open	285,525	285,545	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.30%	05/30/18	Open	618,008	618,047	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.30%	05/30/18	Open	755,370	755,418	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.46%	05/30/18	Open	632,820	632,863	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.46%	05/30/18	Open	626,850	626,893	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.46%	05/30/18	Open	569,320	569,359	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.46%	05/30/18	Open	384,683	384,709	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.46%	05/30/18	Open	499,083	499,117	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.46%	05/30/18	Open	519,030	519,065	Foreign Agency Obligations	Open/Demand
Citigroup Global Markets, Inc.	1.25%	05/30/18	Open	14,220	14,220	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	05/30/18	Open	870,000	870,059	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	05/30/18	Open	848,000	848,058	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	05/30/18	Open	166,000	166,011	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45%	05/30/18	Open	80,000	80,005	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	05/30/18	Open	413,250	413,274	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	05/30/18	Open	1,385,700	1,385,780	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	05/30/18	Open	472,175	472,202	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	05/30/18	Open	335,700	335,719	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	05/30/18	Open	910,000	910,053	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	05/30/18	Open	94,500	94,505	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	05/30/18	Open	360,000	360,021	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	05/30/18	Open	1,059,250	1,059,312	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	05/30/18	Open	277,163	277,179	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	05/30/18	Open	366,563	366,584	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.09%	05/30/18	Open	435,000	435,025	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/30/18	Open	399,500	399,527	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/30/18	Open	364,250	364,275	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/30/18	Open	284,970	284,989	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/30/18	Open	367,625	367,650	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/30/18	Open	229,830	229,846	Corporate Bonds	Open/Demand

44

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	2.45%	05/30/18	Open	$510,300	$510,335	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/30/18	Open	386,400	386,426	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/30/18	Open	676,450	676,496	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/30/18	Open	657,000	657,045	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/30/18	Open	782,898	782,951	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/30/18	Open	1,401,120	1,401,215	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/30/18	Open	608,003	608,044	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/30/18	Open	206,625	206,639	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/30/18	Open	727,578	727,627	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/30/18	Open	889,200	889,261	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	2.20%	05/31/18	6/15/18	4,295,000	4,295,262	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets LLC	2.45%	05/31/18	Open	586,250	586,290	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/31/18	Open	1,107,064	1,107,157	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.45%	05/31/18	Open	258,390	258,390	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	(3.00)%	05/31/18	Open	657,417	656,266	Corporate Bonds	Open/Demand

Total				$256,958,717	$257,991,554

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

45

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Stoxx 50 Index	1	06/15/18	$40	$1,051
Euro Stoxx 600 Index	1	06/15/18	9	(791)
Ultra Long U.S. Treasury Bond	6	09/19/18	957	30,121

				30,381

Short Contracts:
Euro Bund	1	06/07/18	$155	$(1,825)
10-Year U.S. Treasury Note	322	09/19/18	38,781	(284,765)
10-Year U.S. Ultra Long Treasury Note	75	09/19/18	9,626	2,791
Long Gilt Future	1	09/26/18	164	(2,115)
2-Year U.S. Treasury Note	81	09/28/18	17,191	(44,310)
5-Year U.S. Treasury Note	131	09/28/18	14,920	38,839

				(291,385)

				$(261,004)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	11,822,000	USD	13,756,079	Citibank N.A.	06/04/18	$64,436
EUR	11,822,000	USD	13,799,821	Citibank N.A.	06/04/18	20,695
EUR	65,000	USD	75,888	Morgan Stanley & Co. International PLC	06/04/18	101
EUR	136,000	USD	158,780	Morgan Stanley & Co. International PLC	06/04/18	211
EUR	4,301,000	USD	5,021,418	Morgan Stanley & Co. International PLC	06/04/18	6,669
GBP	1,713,000	USD	2,275,892	Citibank N.A.	06/04/18	1,286
USD	115,458	EUR	98,000	Citibank N.A.	06/04/18	891
USD	14,439,627	EUR	11,822,000	Citibank N.A.	06/04/18	619,111
USD	22,602	EUR	19,000	Deutsche Bank AG	06/04/18	390
USD	162,516	EUR	136,000	Deutsche Bank AG	06/04/18	3,525
USD	425,157	EUR	354,000	Morgan Stanley & Co. International PLC	06/04/18	11,313
USD	34,719	EUR	29,000	State Street Bank and Trust Co.	06/04/18	817
USD	78,698	EUR	65,000	UBS AG	06/04/18	2,710
USD	203,295	EUR	172,000	UBS AG	06/04/18	2,218
USD	5,243,706	EUR	4,331,000	UBS AG	06/04/18	180,548
USD	2,279,403	GBP	1,713,000	Citibank N.A.	06/04/18	2,226
USD	2,392,564	GBP	1,713,000	Citibank N.A.	06/04/18	115,387
USD	7,918,849	GBP	5,747,000	National Australia Bank Ltd.	06/04/18	279,071
USD	556,179	MXN	10,453,000	State Street Bank and Trust Co.	06/04/18	32,079
USD	60,580	NZD	86,000	Australia and New Zealand Bank Group	06/05/18	397
USD	7,657,389	GBP	5,747,000	BNP Paribas S.A.	07/05/18	5,312
USD	522,250	MXN	10,453,000	Deutsche Bank AG	07/05/18	974

46

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	60,329	NZD	86,000	Australia and New Zealand Bank Group	07/05/18	$145
USD	4,720,000	SEK	37,885,080	Goldman Sachs International	07/25/18	406,966

						1,757,478

GBP	5,747,000	USD	7,645,234	BNP Paribas S.A.	06/04/18	(5,456)
GBP	1,713,000	USD	2,279,403	Citibank N.A.	06/04/18	(2,226)
USD	13,799,821	EUR	11,822,000	Citibank N.A.	06/04/18	(20,695)
NZD	86,000	USD	60,329	Australia and New Zealand Bank Group	06/05/18	(146)
USD	13,789,772	EUR	11,822,000	Citibank N.A.	07/05/18	(64,555)
USD	76,071	EUR	65,000	Morgan Stanley & Co. International PLC	07/05/18	(103)
USD	159,164	EUR	136,000	Morgan Stanley & Co. International PLC	07/05/18	(216)
USD	5,033,546	EUR	4,301,000	Morgan Stanley & Co. International PLC	07/05/18	(6,841)
USD	2,279,540	GBP	1,713,000	Citibank N.A.	07/05/18	(1,303)
SEK	14,986,611	USD	1,875,000	Barclays Bank PLC	07/25/18	(168,847)
SEK	22,563,411	USD	2,845,000	Goldman Sachs International	07/25/18	(276,264)

						(546,652)

						$1,210,826

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put
10-Year Interest Rate Swap, 07/13/28	3.00	Semi-annual	3-Month LIBOR,	Quarterly	JPMorgan Chase Bank N.A.	07/11/18	3.00	USD	5,000	$12,938

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	46	12/14/19	USD	942.86	USD	—	—

47

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	CCC+	USD	75	$3,073	$(2,237)	$5,310
Markit iTraxx XO, Series 29, Version 1	5.00%	Quarterly	06/20/23	BB-	EUR	230	25,831	28,399	(2,568)

							$28,904	$26,162	$2,742

(a)	Using S&P/Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund							Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value
3-Month LIBOR, 2.32%	Quarterly	2.54%	Semi-annual	N/A	09/04/24	USD	18,700	$(273,561)	$198	$(273,759)
2.60	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A	09/04/24	USD	18,700	210,532	(61,481)	272,013
2.24	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A	08/09/27	USD	17,400	789,698	255	789,443
3.01	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A	02/14/48	USD	6,000	(189,909)	180	(190,089)

								$536,760	$(60,848)	$597,608

OTC Credit Default Swaps - Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	157	$44,230	$53,288	$(9,058)

OTC Credit Default Swaps - Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	20	$2,950	$3,209	$(259)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/22	BB+	EUR	20	2,944	3,694	(750)
Telecom Italia SpA/Milano	1.00	Quarterly	Citibank N.A.	12/20/22	BB+	EUR	30	(1,126)	(568)	(558)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas S.A.	06/20/23	BB+	EUR	10	(1,235)	(1,027)	(208)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas S.A.	06/20/23	BB+	EUR	10	(1,235)	(1,027)	(208)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	10	(1,235)	(1,017)	(218)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BBB-	EUR	50	(1,580)	(361)	(1,219)
Intesa Sanpaolo SpA	1.00	Quarterly	Citibank N.A.	06/20/23	BBB	EUR	40	(6,272)	(6,289)	17
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	20	1,964	2,043	(79)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	50	4,909	5,404	(495)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	7	673	827	(154)

48

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Intrum Justitia AB	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	BB+	EUR	23	$2,273	$2,790	$(517)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	BNP Paribas S.A.	06/20/23	BB+	EUR	7	1,020	1,178	(158)
Markit CMBX North America, Series 8	3.00	Monthly	Barclays Bank PLC	10/17/57	BBB-	USD	5,000	(619,516)	(515,925)	(103,591)
Markit CMBX North America, Series 8	3.00	Monthly	Credit Suisse International	10/17/57	BBB-	USD	2,500	(309,758)	(254,933)	(54,825)
Markit CMBX North America, Series 8	3.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	BBB-	USD	4,450	(553,594)	(604,199)	50,605
Markit CMBX North America, Series 9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	7,550	(754,587)	(947,599)	193,012
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	BBB-	USD	5,000	(499,726)	(551,316)	51,590
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	BBB-	USD	5,000	(499,726)	(551,316)	51,590
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	BBB-	USD	5,000	(499,726)	(545,294)	45,568

								$(3,732,583)	$(3,961,726)	$229,143

(a)	Using S&P/Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

•	Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

49

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$75,983,239	$4,221,908	$80,205,147
Common Stocks(a)	105,358	46,186	3,557,115	3,708,659
Corporate Bonds	909,326	379,335,570	87	380,244,983
Floating Rate Loan Interests	—	230,225,641	14,693,893	244,919,534
Foreign Agency Obligations	—	24,664,411	—	24,664,411
Investment Companies	1,090,893	—	—	1,090,893
Non-Agency Mortgage-Backed Securities	—	42,456,581	—	42,456,581
Other Interests	—	—	10	10
Preferred Securities	10,875,472	47,493,111	—	58,368,583
Trust Preferred	2,761,211	—	—	2,761,211
U.S. Government Sponsored Agency Securities	—	26,875,541	—	26,875,541
Options Purchased	—	12,938	—	12,938
Short-Term Securities	1,753,744	—	—	1,753,744
Liabilities:
Unfunded Floating Rate Loan Interests(b)	—	(263)	—	(263)

Subtotal	$17,496,004	$827,092,955	$22,473,013	$867,061,972

Investments Valued at NAV(c)				54,734

Total				$867,116,706

Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$397,692	$—	$397,692
Forward foreign currency contracts	—	1,757,478	—	1,757,478
Interest rate contracts	71,751	1,061,456	—	1,133,207
Equity contracts	1,051	—	—	1,051
Liabilities:
Credit contracts	—	(174,865)	—	(174,865)
Forward foreign currency contracts	—	(546,652)	—	(546,652)
Interest rate contracts	(333,015)	(463,848)	—	(796,863)
Equity contracts	(791)	—	—	(791)

	$(261,004)	$2,031,261	$—	$1,770,257

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	As of May 31, 2018, certain of the Fund’s investments were fair valued using net asset value (“NAV”) per share as no quoted market value is available and have been excluded from the fair value hierarchy.
(d)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $257,991,554 are categorized as Level 2 within the disclosure hierarchy.

During the period ended May 31, 2018, there were no transfers between levels.

50

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interest	Rights	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening balance, as of August 31, 2017	$749,053	$2,211,493	$1,163,602	$9,460,693	$10	$19,050	$217	$755	$13,604,873
Transfers into Level 3(a)	—	—	—	4,131,529	—	—	—	—	4,131,529
Transfers out of Level 3(b)	—	(250,000)	—	(3,203,959)	—	—	—	—	(3,453,959)
Accrued discounts/premiums	—	(44,537)	—	11,443	—	—	—	—	(33,094)
Net realized gain (loss)	—	—	28,646	55,535	—	13,607	—	—	97,788
Net change in unrealized appreciation (depreciation)©	2,576,979	4,356	11,486	(24,590)	—	(19,050)	(217)	(755)	2,548,209
Purchases	231,083	2,500,000	—	8,658,209	—	—	—	—	11,389,292
Sales	—	(199,404)	(1,203,647)	(4,408,574)	—	(13,607)	—	—	(5,825,232)

Closing balance, as of May 31, 2018	$3,557,115	$4,221,908	$87	$14,693,893	$10	$—	$—	$—	$22,473,013

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2018	$2,576,979	$4,356	$(264)	$(261)	$—	$—	$(217)	$—	$2,575,150

(a)	As of August 31, 2017, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2018, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at the beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.
(b)	As of August 31, 2017, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2018, the Fund used observable inputs in determining the value of the same investments. As a result, investments at the beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
©	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

51

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: July 19, 2018